UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2005 – JUNE 30, 2005 (Semi-Annual Shareholder Report)

Item 1.	REPORTS TO SHAREHOLDERS

Managers Funds

June 30, 2005

•	Managers Special Equity Fund

Nothing contained herein is to be considered an offer, sale, or solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Over the past six months the Managers Funds family has taken a number of steps forward. Since we joined with two of our Affiliates early this year to form Managers Investment Group LLC, we have expanded the fund family, received a nationally recognized award, and added Web site improvements that we hope make it much easier for you to get information about your investments in our Funds.

We added the Managers AMG TimesSquare Mid Cap Growth Fund on March 4 and the Managers AMG TimesSquare Small Cap Growth Fund on April 11, both subadvised by TimesSquare Capital Management. TimesSquare is widely respected by financial advisors and retirement plan consultants, and we are pleased to add these two funds to our fund family.

I am also pleased to report that in March, Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards 2005 recognize fund families that deliver consistently strong relative performance for their funds’ shareholders. In the fixed income asset class, Managers Funds competed with 78 other eligible smaller fund groups to win the award.

The Managers Funds cited by the Lipper Fund Award are: Managers Bond (Long-Term Bond), Managers Fixed Income (Intermediate-Term Bond), Managers Global Bond (World Bond), Managers High Yield (High Yield Bond), Managers Intermediate Duration Government (Short-Term Government Bond) and Managers Short Duration Government (Ultra-short Bond).

Finally, if you have not visited our Web site recently, I urge you to do so. We have noticed an increase in traffic to the site, no doubt driven by the clean and clear look as well as the simplified access to fund information now available at www.managersinvest.com. If you invest with us directly, or through our ManagersChoice® program, I recommend that you sign up for account access so that you can have your account information readily available at any time. On our home page you will see a link to Access Your Account, which has information about how you can get started.

Please do visit our Web site if you have questions about your Funds, or call us toll free at 1-800-835-3879. Thank you for your continuing confidence in Managers Funds.

Respectfully,

Peter M. Lebovitz

President

The Managers Funds

1

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2005	Beginning Account Value 1/1/2004	Ending Account Value 6/30/2005	Expenses Paid During the Period*
Managers Special Equity Fund
Actual	$1,000	$980	$6.98
Hypothetical (5% return before expenses)	$1,000	$1,018	$7.11
Managers Special Equity Fund - I Shares
Actual	$1,000	$981	$5.87
Hypothetical (5% return before expenses)	$1,000	$1,019	$5.98

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent fiscal half-year), then divided by 365.

2

Average Annual Total Returns

Managers Special Equity Fund- All periods ended June 30, 2005 (unaudited)

			Average Annual Total Returns
	Six Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Special Equity	(1.98)%	7.58%	11.46%	(0.05)%	12.32%	13.59%	Jun. ’84
Special Equity - I Class	(1.87)%	7.83%	—	—	—	10.78%	May ’04

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be higher or lower than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our web site at www.managersinvest.com.

The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($). Returns for periods greater than one year are annualized. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our website at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

3

Fund Snapshots (unaudited)

As a percentage of Net Assets at June 30, 2005

Managers Special Equity Fund

Top Ten Holdings (out of 303 securities)	% Fund
Toys “R” Us, Inc.*	2.3%
Reliant Resources, Inc.*	2.1
ITT Educational Services, Inc.*	1.7
MI Developments, Inc., Class A*	1.6
Dillard’s, Inc., Class A*	1.5
Meristar Hospitality Corp.*	1.2
FelCor Lodging Trust, Inc.*	1.2
AK Steel Holding Corp.*	0.9
ATMI, Inc.	0.9
Downey Financial Corp.	0.8

Top Ten as a Group	14.2%

*	Top Ten Holding at December 31, 2004

Portfolio Breakdown

Consumer Discretionary	22.3%
Industrials	17.2
Information Technology	16.5
Financials	15.8
Health Care	10.5
Materials	4.3
Utilities	3.5
Energy	2.3
Telecommunication Services	0.6
Cash and other equivalents	7.0

100%

4

Managers Special Equity Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)	Special Equity

Security Description	Shares		Value
Common Stocks - 93.0%

Consumer Discretionary - 22.3%
ADVO, Inc.*	290,233	[2]	$9,243,921
Aftermarket Technology Corp.*	461,400		8,042,202
American Eagle Outfitters, Inc.	125,400	[2]	3,843,510
AnnTaylor Stores Corp.*	665,500	[2]	16,158,340
Applebee’s International, Inc.	388,125		10,281,431
Beasley Broadcasting Group, Inc.*	237,000		3,434,130
Beazer Homes USA, Inc.	481,975	[2]	27,544,871
Big 5 Sporting Goods Corp.*	367,800	[2]	10,438,164
Big Lots, Inc.*	757,152	[2]	10,024,692
Borders Group, Inc.	551,300		13,953,403
CBRL Group, Inc.	501,230	[2]	19,477,798
Children’s Place Retail Stores, Inc.*	340,950	[2]	15,912,137
Coldwater Creek, Inc.*	795,100	[2]	19,805,941
COX Radio, Inc., Class A*	368,600	[2]	5,805,450
Dillard’s, Inc., Class A	2,296,200	[2]	53,777,003
Drew Industries, Inc.*	220,000		9,988,000
Duckwall-ALCO Stores, Inc.*	200,000		4,296,000
Emmis Communications Corp., Class A*	703,069	[2]	12,423,226
Fleetwood Enterprises, Inc.*	501,200	[2]	5,087,180
GameStop Corp.*	183,300	[2]	5,995,743
Gaylord Entertainment Co., Class A*	161,233	[2]	7,495,722
Genesco, Inc.*	359,650	[2]	13,339,419
Getty Images, Inc.*	134,200	[2]	9,965,692
Gildan Activewear, Inc., Class A*	390,800	[2]	10,297,580
Goody’s Family Clothing, Inc.	290,900		2,145,388
Gymboree Corp.*	1,291,900		17,647,354
Hot Topic, Inc.*	831,500	[2]	15,898,280
IMPCO Technologies, Inc.*	399,400	[2]	1,921,114
Insight Communications Co., Inc., Class A*	698,400	[2]	7,717,320
Journal Communications, Inc.	411,000		6,904,800
Kerzner International, Ltd.*	348,300	[2]	19,835,685
La Quinta Corp.*	845,000	[2]	7,883,850
Linens ‘N Things, Inc.*	218,800	[2]	5,176,808
M. D. C. Holdings, Inc.	189,590	[2]	15,593,778
Meritage Homes Corp.*	331,500	[2]	26,354,250
Pacific Sunwear of California, Inc.*	354,000		8,138,460
Pier 1 Imports, Inc.	236,800	[2]	3,360,192
Proquest Co.*	392,700	[2]	12,876,633
Ross Stores, Inc.	930,000	[2]	26,886,300
Ruby Tuesday, Inc.	510,900	[2]	13,232,310
Ryland Group, Inc., The	294,200	[2]	22,320,954
Saks, Inc.	1,023,000	[2]	19,406,310
Salem Communications Corp., Class A*	482,900		9,580,736
School Specialty, Inc.*	362,594	[2]	16,860,621
Source Interlink Companies, Inc.*	321,100	[2]	3,972,007
Sports Authority, Inc.*	417,700	[2]	13,282,860
Standard-Pacific Corp.	285,500	[2]	25,109,725
Steak n Shake Co., The*	204,800		3,813,376
Talbots, Inc.	236,800		7,688,896
Tempur-Pedic International, Inc.*	571,700	[2]	12,680,306
Texas Roadhouse, Inc., Class A*	324,255	[2]	11,267,861
The Wet Seal, Inc., Class A*	366,700		2,488,060
Timberland Co.*	233,900	[2]	9,056,608
TJX Cos., Inc.	160,000	[2]	3,896,000
Toll Brothers, Inc.*	150,000	[2]	15,232,500
Toys “R” Us, Inc.*	3,100,000		82,088,000
Visteon Corp.	4,395,300	[2]	26,503,659

Total Consumer Discretionary			783,452,556

Energy - 2.3%
Comstock Resources, Inc.*	233,200	[2]	5,897,628
Houston Exploration Co.*	217,700		11,548,985
Key Energy Services, Inc.*	648,300		7,818,498
Newfield Exploration Co.*	320,800		12,796,712
OMI Corp.	64,000	[2]	1,216,640
Overseas Shipholding Group, Inc.	102,000		6,084,300
Pogo Producing Co.	484,200	[2]	25,139,664
Stone Energy Corp.*	184,800	[2]	9,036,720

Total Energy			79,539,147

Financials - 15.8%
Alabama National Bancorp	64,400	[2]	4,209,828
American Financial Group, Inc.	155,300	[2]	5,205,656
American National Insurance Co.	68,950		7,907,876
AmerUs Group, Co.	284,000	[2]	13,646,200
Aspen Insurance Holdings, Ltd.	357,500		9,852,700
BankUnited Financial Corp.*	601,088	[2]	16,253,420
Banner Corp.	217,740		6,098,897
Brown & Brown, Inc.	265,100	[2]	11,913,594
Chicago Mercantile Exchange Holdings, Inc.	67,700	[2]	20,005,350
Chittenden Corp.	495,625	[2]	13,481,000
Clark, Inc.*	400,700		5,742,031
Commercial Capital Bancorp, Inc.	360,900	[2]	6,030,639
Conseco, Inc.*	494,500	[2]	10,789,990
Delphi Financial Group, Inc., Class A	305,700		13,496,655
Downey Financial Corp.	393,380	[2]	28,795,416
F.N.B. Corp.	116,000	[2]	2,279,400
FelCor Lodging Trust, Inc.*	2,900,000	[2]	41,992,000
Fifth Third Bancorp	315,724	[2]	13,010,986
Harbor Florida Bancshares, Inc.	224,900	[2]	8,420,256
Hibernia Corp., Class A	816,500		27,091,470
Hilb, Rogal & Hamilton Co.	305,500	[2]	10,509,200
Hudson United Bancorp	41,100	[2]	1,483,710

The accompanying notes are an integral part of these financial statements.

5

Managers Special Equity Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	Special Equity

Security Description	Shares		Value
Financials (continued)
International Securities Exchange, Inc.*	174,800	[2]	$4,389,228
Investment Technology Group, Inc.*	471,100		9,902,522
iStar Financial, Inc.	347,500		14,452,525
Jefferies Group, Inc.	240,050	[2]	9,095,495
MCG Capital Corp.	700,978	[2]	11,972,704
Meristar Hospitality Corp.*[4]	5,024,600		43,211,560
MI Developments, Inc., Class A	1,804,700	[2]	56,938,284
National Western Life Insurance Co., Class A*	12,000		2,326,680
Prime Group Realty Trust *	786,800		5,680,696
Prosperity Bancshares, Inc.	301,700		8,631,637
Provident Bankshares Corp.	223,865	[2]	7,143,532
Reinsurance Group of America, Inc.	272,200	[2]	12,660,022
Scottish Annuity & Life Holdings, Ltd.	507,900	[2]	12,311,496
St. Joe Co., The	111,500	[2]	9,091,710
Sterling Financial Corp.*	531,737	[2]	19,886,964
Triad Guaranty, Inc.*	103,482	[2]	5,214,458
U.S.I. Holdings Corp.*	798,501	[2]	10,284,693
Webster Financial Corp.	279,800	[2]	13,063,862
Westcorp, Inc.	349,600	[2]	18,326,032

Total Financials			552,800,374

Health Care - 10.5%
AMERIGROUP Corp.*	557,425	[2]	22,408,485
Amsurg Corp.*	102,100		2,827,149
Apria Healthcare Group, Inc.*	210,900		7,305,576
Arthrocare Corp.*	668,079	[2]	23,342,680
Centene Corp.*	748,500	[2]	25,134,630
Cepheid, Inc.*	701,500		5,149,010
Charles River Laboratories International, Inc.*	398,516	[2]	19,228,397
Da Vita, Inc.*	351,600	[2]	15,990,768
DexCom, Inc.*	206,700	[2]	2,581,683
Eclipsys Corp.*	225,900	[2]	3,178,413
Emageon, Inc.*	181,450		2,542,115
ev3, Inc.*	94,800	[2]	1,317,720
First Horizon Pharmaceutical Corp.*	946,800	[2]	18,027,072
Fisher Scientific International, Inc.*	60,000	[2]	3,894,000
Gen-Probe, Inc.*	258,800		9,376,324
Harvard Bioscience, Inc.*	776,700		2,438,838
IMS Health, Inc.	820,081		20,313,406
Intuitive Surgical, Inc.*	348,525		16,255,206
Kyphon, Inc.*	142,800	[2]	4,968,012
LCA-Vision, Inc.*	124,800	[2]	6,047,808
LifeCell Corp.	248,800	[2]	3,933,528
Lifepoint Hospitals, Inc.*	361,400		18,257,927
Lincare Holdings, Inc.*	212,100	[2]	8,662,164
Medicines Co.*	327,660		7,663,967
NeoPharm, Inc.*	358,100	[2]	3,577,419
NitroMed, Inc.*	138,900	[2]	2,701,605
Owens & Minor, Inc.	213,300	[2]	6,900,255
Par Pharmaceutical Co., Inc.	280,500	[2]	8,922,705
Priority Healthcare Corp., Class B*	229,122	[2]	5,810,534
Resmed, Inc.*	209,950	[2]	13,854,601
Techne Corp.*	146,200	[2]	6,712,042
Telik, Inc.*	238,200	[2]	3,873,132
Thoratec Corp.*	522,400	[2]	8,013,616
Triad Hospitals, Inc.*	451,264		24,657,065
United Therapeutics Corp.*	268,100	[2]	12,922,420
Universal Health Services, Inc., Class B	170,000	[2]	10,570,600
VCA Antech, Inc.*	123,550	[2]	2,996,088
WellCare Health Plans, Inc.*	163,300		5,798,783

Total Health Care			368,155,743

Industrials - 17.2%
AAR Corp.*	259,200		4,072,032
Acuity Brands, Inc.	433,253	[2]	11,130,270
Air France	948,178		14,421,787
Airtran Holdings, Inc.*	1,664,500	[2]	15,363,335
Alaska Airgroup, Inc.*	615,000	[2]	18,296,250
Albany International Corp.	307,200	[2]	9,864,192
Asset Acceptance Capital Corp.*	362,900	[2]	9,402,739
Axsys Technologies, Inc.*	346,650		6,118,719
BE Aerospace, Inc.*	582,500	[2]	9,104,475
Brink’s Co., The	420,241		15,128,676
Bucyrus International, Inc.	344,400		13,080,312
Builders FirstSource, Inc.*	197,300	[2]	3,196,260
Carlisle Co., Inc.	140,300	[2]	9,628,789
CNF, Inc.	105,600		4,741,440
Continental Airlines, Inc.*	877,900	[2]	11,658,512
CoStar Group, Inc.*	412,530	[2]	17,986,308
Crane Co.	461,100	[2]	12,126,930
Cuno, Inc.*	94,100		6,722,504
Curtiss-Wright Corp.	133,700	[2]	7,213,115
De Vry, Inc.*	658,200	[2]	13,098,180
Dycom Industries, Inc.*	943,200	[2]	18,684,792
EGL, Inc.*	263,500	[2]	5,354,320
EnerSys *	395,100		5,385,213
First Advantage Corp.*	152,300		3,550,113
Flowserve Corp.*	245,200	[2]	7,419,752
Hudson Highland Group, Inc.*	443,200		6,909,488
Insituform Technologies, Inc.*	594,800	[2]	9,534,644
Interpool, Inc.	424,300		9,071,534
ITT Educational Services, Inc.*	1,139,700	[2]	60,882,773

The accompanying notes are an integral part of these financial statements.

6

Managers Special Equity Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	Special Equity

Security Description	Shares		Value
Industrials (continued)
Jacuzzi Brands, Inc.*	683,300		$7,331,809
JetBlue Airways Corp.*	570,300	[2]	11,656,932
JLG Industries, Inc.	388,600	[2]	10,678,728
Joy Global, Inc.	261,000	[2]	8,766,990
Knoll, Inc.	193,025	[2]	3,302,658
Laidlaw International, Inc.*	559,100		13,474,310
Lydall, Inc.*	234,000		2,017,080
Mercury Computer Systems, Inc.*	388,300		10,627,771
NCI Building Systems, Inc.*	277,300	[2]	9,095,440
Nuco2, Inc.*	69,300		1,778,931
Overnite Corp.	164,880		7,086,542
Pacer International, Inc.*	397,600	[2]	8,663,704
Portfolio Recovery Associates, Inc.*	506,400	[2]	21,278,927
Precision Castparts Corp.	80,100		6,239,790
Royal Group Technologies Ltd.*	780,000		8,541,000
Ryder System, Inc.	183,800	[2]	6,727,080
Sea Containers, Ltd., Class A	795,900		12,710,523
Sea Containers, Ltd., Class B	13,890		220,018
Sequa Corp., Class A*	99,600	[2]	6,590,532
Sequa Corp., Class B*	38,300		2,548,865
Shaw Group Inc., The*	509,600		10,961,496
Steelcase, Inc.	826,900	[2]	11,452,565
Swift Transportation Co., Inc.*	421,000	[2]	9,805,090
Tecumseh Products Co., Class B	168,700		4,662,531
Thomas & Betts Corp.*	653,500		18,454,840
Trinity Industries, Inc.	13,500	[2]	432,405
United Stationers, Inc.*	237,200	[2]	11,646,520
URS Corp.*	350,150		13,078,103
Volt Information Sciences, Inc.*	69,350		1,645,676
Washington Group International, Inc.*	97,150	[2]	4,966,308
Watson Wyatt & Co.	338,900		8,686,007
York International Corp.	237,200	[2]	9,013,600

Total Industrials			603,290,225

Information Technology - 16.5%
3Com Corp.*	4,368,600	[2]	15,901,704
Actel Corp.*	642,700		8,933,530
Aladdin Knowledge Systems, Ltd.*	310,100		6,369,454
Anaren Microwave, Inc.*4	1,057,900		13,911,385
Applied Films Corp.*	296,800	[2]	7,598,080
aQuantive, Inc.*	852,800	[2]	15,111,616
ASM International NV*	319,100	[2]	5,073,690
ATMI, Inc.*	1,051,400	[2]	30,501,113
AudioCodes, Ltd.*	1,276,300	[2]	12,699,185
Audiovox Corp., Class A*	256,900		3,981,950
Avid Technology, Inc.*	394,500	[2]	21,018,960
Belden CDT, Inc.	490,100	[2]	10,390,120
Benchmark Electronics, Inc.*	407,600	[2]	12,399,192
Centra Software, Inc.*	321,400		642,800
CheckFree Corp.*	80,700	[2]	2,748,642
Checkpoint Systems, Inc.*	401,200	[2]	7,101,240
Cogent, Inc.*	42,300	[2]	1,207,665
Cognizant Technology Solutions Corp.*	356,986	[2]	16,824,750
CommScope, Inc.*	537,900	[2]	9,364,839
CTS Corp.	929,800		11,427,242
Digitas, Inc.*	630,500		7,194,005
ECI Telecommunications, Ltd.	743,300	[2]	6,169,390
eFunds Corp.*	480,626	[2]	8,646,462
Electronics for Imaging, Inc.*	442,681	[2]	9,314,008
Equinix, Inc.*	330,300	[2]	14,315,202
Exfo Electro-Optical Engineering, Inc.*	1,893,100	[2]	8,216,054
F5 Networks, Inc.*	271,600	[2]	12,829,026
Fairchild Semiconductor International, Inc.*	1,223,700	[2]	18,049,575
FARO Technologies, Inc.*	241,000	[2]	6,569,660
Formfactor, Inc.*	40,000	[2]	1,056,800
Global Payments, Inc.	121,400	[2]	8,230,920
Hyperion Solutions Corp.*	173,700		6,989,688
Identix, Inc.*	2,885,100	[2]	14,512,053
infoUSA, Inc.*	356,600		4,172,220
Intevac, Inc.*[4]	1,047,900		10,971,513
Ixia, Inc.*	263,275	[2]	5,118,066
Kanbay International, Inc.*	224,500		5,188,195
Keithley Instruments, Inc.	500,000		7,705,000
Komag, Inc.	100,200		2,842,674
Lionbridge Technologies, Inc.*	741,400	[2]	5,026,692
MEMC Electronic Materials, Inc.*	828,600	[2]	13,067,022
Mentor Graphics Corp.*	731,500	[2]	7,497,875
MRO Software, Inc.*	584,900		8,545,389
Nanometrics, Inc.*	235,800	[2]	2,945,142
Netgear, Inc.*	233,100	[2]	4,335,660
Netscout Systems, Inc.*	842,600		5,552,734
Parametric Technology Corp.*	1,100,200	[2]	7,019,276
Park Electrochemical Corp.	264,300		6,660,360
PowerDsine Ltd.*	485,900		4,859,000
Powerwave Technologies, Inc.*	815,100	[2]	8,330,322
Reynolds & Reynolds Co., The, Class A	115,000	[2]	3,108,450
RightNow Technologies, Inc.*	536,200	[2]	6,445,124
Rogers Corp.*	153,400	[2]	6,220,370
Salesforce.com, Inc.*	703,500	[2]	14,407,680
ScanSource, Inc.*	114,100	[2]	4,899,454
SERENA Software, Inc.*	486,500	[2]	9,389,450
SupportSoft, Inc.*	498,100		2,585,139
Symmetricom, Inc.*	521,500	[2]	5,407,955
SYNNEXCorp.*	327,400		5,732,774

The accompanying notes are an integral part of these financial statements.

7

Managers Special Equity Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	Special Equity

Security Description	Shares		Value
Information Technology (continued)
Synopsys, Inc.*	170,000	[2]	$2,833,900
Take-Two Interactive Software, Inc.*	266,700	[2]	6,787,515
TALX Corp.*	198,350		5,734,299
Terayon Communication Systems, Inc.*	3,712,300		11,471,007
Trident Microsystems, Inc.*	895,875	[2]	20,327,404
Varian Semiconductor Equipment Associates, Inc.*	255,700	[2]	9,460,900
Vishay Intertechnology, Inc.*	713,900	[2]	8,473,993
Witness Systems, Inc.*	235,600		4,294,988
Woodhead Industries, Inc.	434,000		5,472,740

Total Information Technology			578,190,282

Materials - 4.3%
Airgas, Inc.	705,000	[2]	17,392,350
AK Steel Holding Corp.4*	4,929,400	[2]	31,597,454
Cytec Industries, Inc.	360,900	[2]	14,363,820
Longview Fibre Co.	659,900	[2]	13,560,945
Lubrizol Corp.	439,000	[2]	18,442,390
RTI International Metals, Inc.*	68,000		2,135,880
Scotts Co., The, Class A*	144,300	[2]	10,275,603
Spartech Corp.	590,500	[2]	10,510,900
Stillwater Mining Co.*	1,168,900	[2]	8,673,238
Symyx Technologies, Inc.*	735,000	[2]	20,565,300
Wheeling-Pittsburgh Corp.*	202,954	[2]	3,121,433

Total Materials			150,639,313

Telecommunication Services - 0.6%
General Communication, Inc., Class A*	878,100	[2]	8,666,847
RADWARE, Ltd.*	287,900		5,205,232
Syniverse Holdings, Inc.	537,900		7,530,600

Total Telecommunication Services			21,402,679

Utilities - 3.5%
Avista Corp.	1,202,200		22,348,898
Reliant Resources, Inc.*	5,991,000	[2]	74,168,580
Sierra Pacific Resources Corp.*	2,124,900	[2]	26,455,005

Total Utilities			122,972,483

Total Common Stocks (cost $2,530,537,681)			3,260,442,802

Warrants - 0.0%
Air France, ADR (cost $1,361,928)	861,980		362,032

Other Investment Companies - 31.2%[1]
AIM Liquid Assets Portfolio Institutional Class Shares, 3.13%	20,428,197		20,428,197
Bank of New York Institutional Cash Reserves Fund, 3.32%[3]	830,843,746		830,843,746
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	119,212,789		119,212,739
Vanguard Prime Money Market Fund, 2.90%	120,541,186		120,541,186

Total Other Investment Companies (cost $1,091,025,868)			1,091,025,868

Total Investments - 124.2% (cost $3,622,925,477)			4,351,830,702

Other Assets, less Liabilities - (24.2)%			(847,260,164)

Net Assets - 100.0%			$3,504,570,538

Based on the approximate cost of investments of $3,643,986,423 for Federal income tax purposes at June 30, 2005, the aggregate gross unrealized appreciation and depreciation were $799,277,077 and $91,432,798, respectively, resulting in net unrealized appreciation of investments of $707,844,279.

*	Non-income-producing securities.
[1]	Yield shown for an investment company represents the June 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2005, amounting to a market value of $811,266,068, or approximately 23.1% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Affiliated Company – See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Managers Special Equity Fund
Assets:
Investments at value (including securities on loan valued at $830,843,746)	$4,351,830,702
Receivable for investments sold	25,510,186
Receivable for Fund shares sold	1,888,862
Dividends, interest and other receivables	1,890,322
Prepaid expenses	102,485

Total assets	4,381,222,557

Liabilities:
Payable for Fund shares repurchased	2,010,155
Payable upon return of securities loaned	830,843,746
Payable for investments purchased	38,617,323
Accrued expenses:
Investment advisory and management fees	2,606,862
Administrative fees	724,128
Other	1,849,805

Total liabilities	876,652,019

Net Assets	$3,504,570,538

Net Assets	$3,119,409,502

Shares outstanding	35,200,744

Net asset value, offering and redemption price per share	$88.62

I Class Shares:

Net Assets	$385,161,036

Shares outstanding	4,335,043

Net asset value, offering and redemption price per share	$88.85

Net Assets Represent:
Paid-in capital	$2,700,229,041
Undistributed net investment loss	(12,056,151)
Accumulated net realized gain from investments, futures and foreign currency transactions	87,492,423
Net unrealized appreciation of investments, futures and foreign currency contracts and translations	728,905,225

Net Assets	$3,504,570,538

* Investments at cost	$3,622,925,477

9

Statement of Operations

For the six months ended June 30, 2005 (unaudited)

Managers Special Equity Fund
Investment Income:
Dividend income	$11,286,857
Foreign withholding tax	(93,319)
Securities lending fees	528,390

Total investment income	11,721,928

Expenses:
Investment management fees	15,718,182
Administrative fees	4,366,162
Transfer agent	4,101,012
Custodian	304,108
Professional fees	191,106
Trustees fees and expenses	75,526
Registration fees	51,867
Miscellaneous	187,010

Total expenses before offsets	24,994,973

Fee waiver	(28,665)
Expense reductions	(529,661)

Net expenses	24,436,647

Net investment loss	(12,714,719)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	143,939,532
Net unrealized depreciation of investments	(207,205,273)

Net realized and unrealized loss	(63,265,741)

Net Decrease in Net Assets Resulting from Operations	$(75,980,460)

10

Statement of Changes in Net Assets

For the six months ended June 30, 2005, (unaudited) and for the year ended December 31,

	Managers Special Equity Fund
	2005	2004
Increase (Decrease) in Net Assets
From Operations:
Net investment loss	$(12,714,719)	$(22,980,406)
Net realized gain on investments	143,939,532	347,977,454
Net unrealized appreciation (depreciation) of investments	(207,205,273)	156,903,987

Net increase (decrease) in net assets resulting from operations	(75,980,460)	481,901,035

From Capital Share Transactions:
Managers Shares:
Proceeds from sale of shares	446,404,641	303,268,419
Cost of shares repurchased	(669,426,417)	(1,287,267,301)

Net decrease from capital share transactions	(223,021,776)	(983,998,882)

I Class Shares
Proceeds from sale of shares	151,377,290	971,313,866
Cost of shares repurchased	(36,817,223)	(59,521,580)

Net increase from capital share transactions	114,560,067	911,792,286

Net decrease in net assets	(108,461,710)	(72,206,596)

Total increase (decrease) in net assets	(184,442,170)	409,694,439

Net Assets:
Beginning of period	3,689,012,708	3,279,318,270

End of period	$3,504,570,538	$3,689,012,708

End of period undistributed net investment income (loss)	$(12,056,151)	$658,568

Share Transactions:
Managers Shares:
Sale of shares	5,131,170	12,009,151
Shares repurchased	(7,697,519)	(16,026,228)

Net decrease in shares	(2,566,349)	(4,017,077)

I Class Shares:
Sale of shares	1,732,638	3,770,486
Shares repurchased	(423,437)	(744,644)

Net increase in shares	1,309,201	3,025,842

11

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2005, (unaudited) and each year ended December 31,

	Managers Special Equity Fund - Managers Class
	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$90.42	$78.48	$55.08	$70.59	$76.82	$91.42

Income from Investment Operations:
Net investment loss	(0.32)	(0.56)	(0.43)	(0.34)	(0.18)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.48)	12.50	23.83	(15.17)	(6.05)	(2.71)

Total from investment operations	(1.80)	11.94	23.40	(15.51)	(6.23)	(2.83)

Less Distributions to Shareholders from:
Net realized gain (loss) on investments	—	—	—	—	—	(11.77)

Net Asset Value, End of Period	$88.62	$90.42	$78.48	$55.08	$70.59	$76.82

Total Return [1]	(1.98)%[2]	15.18%	42.50%	(21.98)%	(8.07)%	(2.56)%

Ratio of net expenses to average net assets [1]	1.42%[3]	1.40%	1.43%	1.31%	1.29%	1.26%
Ratio of total expenses to average net assets [1]	1.45%[3,4]	1.45%[4]	1.46%[4]	1.32%	1.30%	1.26%
Ratio of net investment loss to average net assets	(0.75)%[3]	(0.69)%	(0.72)%	(0.56)%	(0.27)%	(0.16)%
Portfolio turnover	50%[2]	68%	64%	67%	62%	69%
Net assets at end of period (000’s omitted)	$3,119,410	$3,415,003	$3,279,318	$2,020,821	$2,295,234	$2,132,376

For a share outstanding throughout each period shown

	Managers Special Equity Fund - I Class
	For the six months ended June 30, 2005 (unaudited)	For the period* ended December 31, 2004
Net Asset Value, Beginning of Period	$90.56	$78.91

Income from Investment Operations:
Net investment loss	(0.20)	(0.21)
Net realized and unrealized gain (loss) on investments	(1.51)	11.86

Total from investment operations	(1.71)	11.65

Net Asset Value, End of Period	$88.85	$90.56

Total Return [1]	(1.87)%[2]	14.75%[2]

Ratio of net expenses to average net assets [1]	1.19%[3]	1.20%[3]
Ratio of total expenses to average net assets [1]	1.22%[3,4]	1.26%[3,4]
Ratio of net investment loss to average net assets	(0.39)%[3]	(0.49)%[3]
Portfolio turnover	50%[2]	68%[2]
Net assets at end of period (000’s omitted)	$385,161	$274,010

*	Commencement of operations was May 3, 2004.
[1]	See Note l(c) of “Notes to Financial Statements.”
[2]	Not Annualized.
[3]	Annualized.
[4]	Excludes the impact of fee waivers and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c to the Notes to Financial Statements.)

12

Notes to Financial Statements (unaudited)

June 30, 2005

(1) Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Special Equity Fund (the “Fund”).

Special Equity offers both Managers Class shares and I Class shares. The I Class shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $2,500,000. Managers Class shares are offered to all other investors. Each class represents interest in the same assets of Special Equity and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of Special Equity, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of Special Equity. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) the Investment Manager determines that a market quotation is inaccurate, or (4) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV. The Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments in certain securities such as preferred stocks are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities in determining value.

(b) Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

The Fund had certain portfolio trades directed to a broker under a brokerage recapture program. For the period ended June 30, 2005, under this arrangement the total amount by which the cost of the Fund’s securities were reduced or proceeds on sales increased was $246,255.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

13

Notes to Financial Statements (continued)

The Fund had certain portfolio trades directed to various brokers who paid a portion of the Fund’s expenses. For the period ended June 30, 2005, under this arrangement the Fund’s expenses were reduced and the impact on the expense ratio was $524,231 or 0.01%.

The Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended June 30, 2005, the custodian expense was reduced $5,430 under this arrangement.

Managers Investment Group, LLC (formerly The Managers Funds LLC) (the “Investment Manager”) had agreed to waive a portion of its fee or reimburse expenses of Special Equity commensurate with the reduction in the fee paid to Essex Investment Management Company LLC (“Essex”) (subadvisor to Special Equity from December 19, 2003 to January 17, 2005), which was 0.10% of the average daily net assets of the portion of the Fund managed by Essex in excess of $100 million. From January 1, 2005 to January 17, 2005 the amount waived equaled $28,665. On January 18, 2005, Essex was replaced with Veredus Asset Management, and the Investment Manager discontinued waiving a portion of its fee.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset.

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers

As of June 30, 2005, the Fund had an accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes of $34,727,595 expiring December 31, 2010.

(g) Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2005, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund: Special Equity Managers Class shares - one owns 23%; Special Equity I Class shares – three own 42%.

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager provides or oversees investment management services to the Fund. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by portfolio managers who serve pursuant to Subadvisory Agreements with the Investment Manager. Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets for the six months ended June 30, 2005 was 0.90%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. During the period ended June 30, 2005, the Fund paid a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets.

The aggregate annual retainer paid to each independent Trustee for all Trusts in the Fund Family is $52,000, plus $2,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group

14

Notes to Financial Statements (continued)

LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI. Managers Distributors, Inc. (the “Distributor”) serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2005, were $1,617,875,639 and $1,770,865,264, respectively. There were no purchases or sales of U.S. Government securities.

(4) Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(6) Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions during the six months ended June 30, 2005, with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies - Special Equity

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
AK Steel Holding Corp.	$18,203,786	$28,775,398	$—	$31,597,454
Anaren Microwave, Inc.	—	—	—	13,911,385
Intevac, Inc.	2,443,507	1,650,653	—	10,971,513
Meristar Hospitality Corp.	—	—	—	43,211,560

Totals	$20,647,293	$30,426,051	$—	$99,691,912

15

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 3, 2005, the Board of Trustees, including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with Managers Investment Group LLC (the “Investment Manager”) for the Fund and the Subadvisory Agreement for each of the Subadvisors except Veredus, which Subadvisory Agreement had been previously approved by the Board of Trustees in January 2005. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. The Trustees also took into account performance, fee and expense information regarding the Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement.

The Trustees also reviewed information relating to each Subadvisor’s operations, personnel, and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus. The Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2005 was below, below, below and above, respectively, the median performance of the Peer Group and was above, below, below and above, respectively, the performance of the Fund Benchmark, which is the Russell 2000 Index. The Trustees also noted management’s discussion of the Fund’s growth bias and the market environment during relevant time periods. Furthermore, the Trustees noted that the Investment Manager had taken action to replace one of the Fund’s Subadvisors in January 2005 to improve the performance of the Fund. The Trustees also took into account the Investment Strategies of the Fund’s Subadvisors relative to the investment strategies of the Fund’s Peer Group. The Trustees concluded that the Fund’s performance was satisfactory in light of all factors considered.

Subadvisor Performance. As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s long-term performance record

16

Annual Renewal of Investment Advisory Agreements (continued)

with respect to the Fund. The Board was mindful of the Investment Manager’s focus on each Subadvisor’s performance with respect to the Fund and the explanations of management regarding the factors that contributed to the short-term performance of the Fund.

Advisory Fees and Profitability. In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the reasonable cost of providing portfolio management services as well as the reasonable cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists mostly of funds that do not operate with a manager-of-managers structure. The Trustees noted that the Fund’s advisory fee and total expenses as of March 31, 2005 were higher than the average and lower than the average, respectively, for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the Fund’s performance, and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the impact on profitability of any future growth of assets of the Fund. In this regard, the Trustees noted that the Investment Manager has recommended the appointment of additional Subadvisors in response to material increases in the assets of the Fund, that the Fund currently has five Subadvisors, each managing a portion of the Fund’s portfolio, and that the Investment Manager’s oversight and supervisory responsibilities with respect to the Fund have increased with the size of the Fund and the number of Subadvisors. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Based on the foregoing, the Trustees concluded that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability. In considering the reasonableness of the fee payable by the Investment Manager to each Sub-advisor (other than Skyline, which is an affiliate of the Investment Manager), the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with these Subadvisors. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisors was not a material factor in the Trustees’ deliberations at this time.

In considering the reasonableness of the fee payable by the Investment Manager to Skyline, the Trustees noted that Skyline is an affiliate of the Investment Manager. The Trustees also noted that the fee payable by the Investment Manager to Skyline under its Subadvisory Agreement is identical to the fee payable to each of the other Subadvisors of the Fund, none of which is an affiliate of the Investment Manager. The Trustees also noted that the subadvisory fee is paid by the Investment Manager out of the advisory fee. Accordingly, the cost of services to be provided by Skyline and the profitability to Skyline of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by Skyline was not a material factor in the Trustees’ deliberations at this time.

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and the Subadvisory Agreements with each of the Subadvisors, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

17

Annual Renewal of Investment Advisory Agreements (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the interests of the Fund and its shareholders. Accordingly, on June 3, 2005 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each of the Fund Subadvisors except Veredus (whose Subadvisory Agreement was approved in January 2005).

Approval of Subadvisory Agreement with Veredus on January 13. 2005

At a meeting held on January 13, 2005, the Trustees, including all of the Independent Trustees of the Trust, voted to approve the Subadvisory Agreement with Veredus (the “Veredus Agreement”). The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of the Veredus Agreement. In considering the Veredus Agreement for the Fund, the Trustees reviewed and considered a variety of materials relating to the Fund, the Investment Manager and Veredus, including comparative performance of similarly managed investment companies, performance information for non-mutual fund accounts managed by Veredus and the relevant benchmark indices, the nature and quality of services to be provided by Veredus under the Veredus Agreement, and information regarding the investment strategies and portfolio management team of Veredus.

In considering the nature, extent and quality of services to be provided by Veredus under the Veredus Agreement, the Trustees reviewed information provided by Veredus relating to its operations and personnel. Among other things, in considering the qualifications and experience of Veredus’ portfolio management team, the Trustees reviewed biographical information on portfolio managers and other professional staff at Veredus, as well as information regarding the organizational and management structure of the firm. In the course of their deliberations, the Trustees noted the substantial investment experience of Messrs. Weber, McCurdy and Mercer as the portfolio managers responsible for the management of the Fund’s assets, as well as Veredus’ broad research and analytical resources. The Trustees also took into account the financial condition and structure of Veredus with respect to its ability to provide the services required under the Veredus Agreement.

The Trustees also evaluated (i) Veredus’ growth-based investment philosophy, (ii) the appropriateness of Veredus’ Investment Strategy for pursuing the Fund’s investment objective, (iii) the consistency of Veredus’ adherence to the Investment Strategy in managing accounts of its other advisory clients that had hired Veredus to employ the Investment Strategy, (iv) Veredus’ brokerage policies and practices, and (v) Veredus’ compliance programs, including those related to personal investing. The Trustees considered these factors in determining that the Investment Strategy would be compatible with the investment objective of the Fund, as well as complementary with the investment strategies and techniques of the other Subadvisors to the Fund. In this context, the Trustees also reviewed information provided in May 2004 in connection with the approval of the Management Agreement and other Subadvisory Agreements relating to the Fund, including comparative information with respect to the advisory and subadvisory fees of the Fund, as well as relevant updates to that information provided in the interim.

The Trustees reviewed Veredus’ performance in employing its Investment Strategy by reviewing performance information for other investment accounts managed by Veredus in a manner consistent with the Investment Strategy. In their review of this performance, the Trustees noted that the performance (net of fees) of a composite investment portfolio managed by Veredus outperformed the Russell 2000 Growth Index for 10 of the 15 years from 1990 through 2004. The Trustees also considered this performance information in light of the recent performance of the Fund and the performance of Essex Investment Management Company, LLC (“Essex”), the Subadvisor being replaced by Veredus, in managing its portion of the Fund.

In considering the cost of services to be provided by Veredus under the Veredus Agreement and the profitability to Veredus of its relationship with the Fund, the Trustees relied on the ability of the Manager to negotiate the Veredus Agreement and the fees thereunder at arm’s length in view of the Fund’s manager-of-managers structure and the lack of affiliation or other material business relationships between the Manager and Veredus. The Trustees noted that the fee waiver of the Manager of 0.10% with respect to the portion of the Fund managed by Essex in excess of $100 million would terminate, but also noted that the fees payable to Veredus under the Veredus Agreement are identical to those paid to other Subadvisors to the Fund. For similar reasons, and based on the amount of Fund assets to be managed by Veredus, the Trustees did not consider any potential economies of scale in Veredus’ management of the Fund to be a material factor in their consideration at this time.

After consideration of the foregoing factors, the Trustees reached the following conclusions regarding the Veredus Agreement, among others: (a) Veredus is qualified to manage the portion of the Fund’s assets to be assigned to it in accordance with the Fund’s investment objective and policies; (b) Veredus maintains appropriate compliance programs; (c) Veredus’ Investment

18

Annual Renewal of Investment Advisory Agreements (continued)

Strategy is appropriate for pursuing the Fund’s investment objective and is complementary to the strategies of the other Subadvisors to the Fund; (d) Veredus is reasonably likely to execute its Investment Strategy consistently over time; and (e) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by Veredus.

Based on the foregoing, the Trustees, including all of the Independent Trustees, concluded that the approval of the Veredus Agreement is in the interests of the Fund and its shareholders.

19

Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109-2881

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

For ManagersChoice Only

Managers Funds

PFPC, Inc. c/o Wrap Services

P.O. Box 9847

Providence, Rhode Island 02940

(800) 358-7668

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. For a complete list of the Funds’ portfolio holdings, view the most recent monthly holdings report, semi-annual report, or annual report at www.managersinvest.com.

SAR002-0506

www.managersinvest.com

Managers Funds

June 30, 2005

•	Managers Value Fund

•	Managers Capital Appreciation Fund

•	Managers Small Company Fund

•	Managers International Equity Fund

•	Managers Emerging Markets Fund

•	Managers Bond Fund

•	Managers Global Bond Fund

Nothing contained herein is to be considered an offer, sale, or solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Over the past six months the Managers Funds family has taken a number of steps forward. Since we joined with two of our Affiliates early this year to form Managers Investment Group LLC, we have expanded the fund family, received a nationally recognized award, and added Web site improvements that we hope make it much easier for you to get information about your investments in our Funds.

We added the Managers AMG TimesSquare Mid Cap Growth Fund on March 4 and the Managers AMG TimesSquare Small Cap Growth Fund on April 11, both subadvised by TimesSquare Capital Management. TimesSquare is widely respected by financial advisors and retirement plan consultants, and we are pleased to add these two funds to our fund family.

I am also pleased to report that in March, Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards 2005 recognize fund families that deliver consistently strong relative performance for their funds’ shareholders. In the fixed income asset class, Managers Funds competed with 78 other eligible smaller fund groups to win the award.

The Managers Funds cited by the Lipper Fund Award are: Managers Bond (Long-Term Bond), Managers Fixed Income (Intermediate-Term Bond), Managers Global Bond (World Bond), Managers High Yield (High Yield Bond), Managers Intermediate Duration Government (Short-Term Government Bond) and Managers Short Duration Government (Ultra-short Bond).

Finally, if you have not visited our Web site recently, I urge you to do so. We have noticed an increase in traffic to the site, no doubt driven by the clean and clear look as well as the simplified access to fund information now available at www.managersinvest.com. If you invest with us directly, or through our ManagersChoice® program, I recommend that you sign up for account access so that you can have your account information readily available at any time. On our home page you will see a link to Access Your Account, which has information about how you can get started.

Please do visit our Web site if you have questions about your Funds, or call us toll free at 1-800-835-3879. Thank you for your continuing confidence in Managers Funds.

Respectfully,

Peter M. Lebovitz

President

The Managers Funds

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-l) fees; and other Fund expenses. These Funds incur only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2005	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*
Managers Value Fund
Actual	$1,000	$1,023	$5.92
Hypothetical (5% return before expenses)	$1,000	$1,019	$5.91
Managers Capital Appreciation Fund
Actual	$1,000	$969	$6.25
Hypothetical (5% return before expenses)	$1,000	$1,018	$6.40
Managers Small Company Fund
Actual	$1,000	$988	$7.15
Hypothetical (5% return before expenses)	$1,000	$1,018	$7.25
Managers International Equity Fund
Actual	$1,000	$972	$7.33
Hypothetical (5% return before expenses)	$1,000	$1,017	$7.50
Managers Emerging Markets
Actual	$1,000	$1,042	$9.26
Hypothetical (5% return before expenses)	$1,000	$1,016	$9.15
Managers Bond Fund
Actual	$1,000	$1,013	$4.94
Hypothetical (5% return before expenses)	$1,000	$1,020	$4.96
Managers Global Bond Fund
Actual	$1,000	$967	$5.80
Hypothetical (5% return before expenses)	$1,000	$1,019	$5.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent fiscal half-year), then divided by 365.

The Managers Funds Performance

All periods ended June 30, 2005 (unaudited)

	Six Months	1 Year	Average Annual Total Returns				Inception Date
			3 Years	5 Years	10 Years	Since Inception
The Managers Funds:

Equity Funds:
Value	2.32%	11.22%	8.27%	5.07%	9.85%	11.74%	Oct. ’84
Capital Appreciation	(3.14)%	1.41%	2.94%	(13.96)%	8.02%	11.68%	Jun. ’84
Small Company	(1.16)%	5.03%	11.99%	0.52%	—	0.47%	Jun. ‘00
International Equity	(2.85)%	10.28%	7.73%	(2.02)%	5.36%	9.65%	Dec. ’85
Emerging Markets Equity	4.18%	32.83%	22.95%	8.20%	—	9.86%	Feb. ’98

Income Funds:
Bond	1.28%	7.21%	7.83%	8.39%	7.83%	9.78%	Jun. ’84
Global Bond	(3.26)%	7.39%	12.07%	8.15%	5.04%	5.81%	Mar. ’94

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be higher or lower than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our web site at www.managersinvest.com.

The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($). Returns for periods greater than one year are annualized. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our website at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

Fund Snapshots (unaudited)

As a Percentage of Net Assets at June 30, 2005

Managers Value Fund

Top Ten Holdings (out of 69 securities)	% Fund
MBNA Corp.	2.4%
Fannie Mae Co.*	2.2
Citigroup, Inc.*	2.2
Cendant Corp.*	2.1
ConocoPhillips Co.	2.1
MBIA, Inc.	2.1
Comcast Corp., Special Class A*	2.1
Pfizer, Inc.*	2.1
Hewlett-Packard Co.	2.0
Time Warner Co., Inc.	2.0

Top Ten as a Group	21.3%

*	Top Ten Holding at December 31, 2004

Portfolio Breakdown	% Fund
Financials	30.2%
Consumer Discretionary	22.8
Industrials	10.9
Health Care	10.6
Energy	8.9
Information Technology	5.5
Telecommunication Services	3.4
Consumer Staples	2.2
Utilities	1.5
Materials	1.3
Cash and other equivalents	2.7

100%

Managers Capital Appreciation Fund

Top Ten Holdings (out of 115 securities)	% Fund
General Electric Co.	3.4%
Shlumberger, Ltd.*	2.1
Genentech, Inc.	1.7
Caremark Rx, Inc.	1.6
J.C. Penney Co., Inc., Holding Co.	1.6
3M Co.*	1.5
Intel Corp.	1.4
Microsoft Corp.*	1.4
Cisco Systems, Inc.*	1.3
Walt Disney Co., The	1.3

Top Ten as a Group	17.3%

*	Top Ten Holding at December 31, 2004

Portfolio Breakdown	% Fund
Consumer Discretionary	18.4%
Health Care	17.9
Information Technology	17.5
Industrials	15.2
Energy	9.3
Financials	8.3
Consumer Staples	7.1
Materials	2.6
Cash and other equivalents	3.7

100%

Managers Small Company Fund

Top Ten Holdings (out of 88 securities)	% Fund
Ultra Petroleum Corp.*	2.4%
Covance, Inc.*	2.1
Insight Enterprises, Inc.*	2.1
Respironics, Inc.	2.0
Red Robin Gourmet Burgers, Inc.	1.9
United Surgical Partners International, Inc.	1.8
GameStop Corp.	1.7
Laureate Education, Inc.*	1.7
Acxiom Corp.*	1.7
Coldwater Creek, Inc.	1.6

Top Ten as a Group	19.0%

*	Top Ten Holding at December 31, 2004

Portfolio Breakdown	% Fund
Information Technology	21.9%
Consumer Discretionary	20.0
Industrials	20.0
Health Care	14.0
Energy	7.7
Consumer Staples	1.9
Materials	1.2
Financials	0.4
Cash and other equivalents	12.9

100%

Fund Snapshots (continued)

As a Percentage of Net Assets at June 30, 2005

Managers International Equity Fund

Top Ten Holdings (out of 203 securities)	% Fund
ING Groep NV	1.2%
Au Optronics Corp., Sponsored ADR	1.2
EnCana Corp.	1.1
Koninklijke Ahold N.V.	1.1
Total SA*	1.1
BP PLC*	1.0
Roche Holding AG	1.0
Sumitomo Mitsui Financial Group, Inc.	1.0
Renault SA	1.0
Petro-Canada	1.0

Top Ten as a Group	10.7%

*	Top Ten Holding at December 31, 2004

Portfolio Breakdown	% Fund
Financials	27.4%
Consumer Discretionary	12.3
Information Technology	11.2
Energy	9.9
Materials	9.7
Consumer Staples	8.1
Industrials	7.9
Health Care	5.6
Telecommunication Services	3.3
Utilities	3.0
Cash and other equivalents	1.6

100%

Managers Emerging Markets Equity Fund

Top Ten Holdings (out of 74 securities)	% Fund
Turkiye Is Bankasi (Isbank)*	2.2%
Petroleo Brasileiro S.A., Sponsored ADR*	2.2
Samsung Electronics, Ltd., GDR representing 1/2 voting shares *	2.1
Terkcell Iletisim Hizmetleri A.S.*	2.0
Grupo Financiero Banorte S.A. de C.V.*	2.0
Companhia Energetica de Minas Gerais	1.9
Sanlam, Ltd.*	1.9
Kookmin Bank, Sponsored ADR	1.9
Richter Gedeon Rt	1.9
Alfa, S.A.	1.7

Top Ten as a Group	19.8%

*	Top Ten Holding at December 31, 2004

Portfolio Breakdown	% Fund
Financials	20.3%
Telecommunication Services	14.7
Industrials	13.8
Information Technology	12.0
Materials	9.5
Energy	7.9
Consumer Discretionary	6.5
Consumer Staples	4.0
Utilities	2.5
Health Care	2.2
Cash and other equivalents	6.6

100%

Fund Snapshots (continued)

Summary of Investments by Country

Country	Managers International Equity Fund*	MSCI EAFE Index
Japan	15.3%	21.8%
United Kingdom	17.2	25.0
France	11.1	9.7
Germany	7.5	6.8
Canada	8.2	0.0
Hong Kong	4.9	1.8
South Korea	3.6	0.0
Netherlands	5.4	4.9
Switzerland	5.5	6.7
Italy	1.8	4.0
Sweden	2.0	2.4
Spain	2.0	3.9
Ireland	0.8	0.8
Luxembourg	0.9	0.0
Singapore	1.9	0.9
Taiwan	3.8	0.0
South Africa	1.0	0.0
Brazil	1.1	0.0
Belgium	0.7	1.3
United States	1.1	0.0
Greece	0.2	0.6
Mexico	0.8	0.0
Australia	1.2	5.5
India	0.3	0.0
Russia	0.1	0.0
Norway	0.0	0.7
Hungary	0.3	0.0
Peru	0.2	0.0
Finland	0.9	1.5
Indonesia	0.0	0.0
China	0.2	0.0
Portugal	0.0	0.3
Denmark	0.0	0.8
Turkey	0.0	0.0
Venezuela	0.0	0.0
Austria	0.0	0.4
New Zealand	0.0	0.2

Summary of Investments by Country

Country	Managers Emerging Markets Equity Fund*	MSCI EMF Index
South Korea	13.0%	16.6%
Taiwan	9.8	17.7
Brazil	11.5	9.5
India	8.9	5.9
Malaysia	8.7	3.6
South Africa	4.6	10.0
Mexico	5.2	6.0
Russia	7.1	4.3
Turkey	5.4	1.9
Thailand	3.2	2.1
Indonesia	2.5	1.7
China	2.7	7.6
Hong Kong	2.8	0.0
Israel	1.3	2.7
Poland	0.0	1.7
United Kingdom	1.5	0.0
Hungary	1.9	1.5
Czech Republic	1.6	0.8
Venezuela	1.1	0.1
United States	3.4	0.0
Argentina	1.5	0.0
Chile	1.5	1.9
Supranational & Other	0.0	1.6
Colombia	0.4	0.2
Egypt	0.0	0.8
Jordan	0.0	0.3
Morocco	0.0	0.2
Pakistan	0.0	0.3
Peru	0.0	0.5
Philippines	0.4	0.5
Australia	0.0	0.0
Austria	0.0	0.0
Belgium	0.0	0.0
Spain	0.0	0.0
Sweden	0.0	0.0
Switzerland	0.0	0.0
Canada	0.0	0.0

*	As a percent of total market value of common stocks on June 30, 2005.

Fund Snapshots (continued)

As a Percentage of Net Assets at June 30, 2005

Managers Bond Fund

Top Ten Holdings (out of 131 securities)	% Fund
USTN, 2.750%, 06/30/06	11.6%
USTN, 3.000%, 02/15/08	5.8
USTN, 2.750%, 07/31/06	4.3
USTN, 1.625%, 02/28/06	3.5
USTN, 1.875%, 12/31/05	3.2
USTN, 2.500%, 09/30/06	2.9
USTN, 1.625%, 10/31/05	2.0
FNMA, 2.375, 02/15/07	2.0
Mexican Government, 9.000%, 12/20/12	1.9
FNMA, Pool 734652, 4.000%, 10/01/18	1.8

Top Ten as a Group	39.0%

Portfolio Breakdown	% Fund
U.S. Treasury Notes	37.0%
Industrials	18.7
U.S. Government Agency Obligations	12.6
Finance	9.7
Foreign Government	3.7
Utilities	3.3
Asset-Backed Securities	1.9
Preferred Stock	0.9
Cash and other equivalents	12.2

100%

Managers Global Bond Fund

Top Ten Holdings (out of 124 securities)	% Fund
KfW International Finance Inc., 2.050%, 09/21/09	3.7%
FNMA, 1.750%, 03/26/08	3.4
Spanish Government, 3.600%, 01/31/09	3.1
Bundes Obligation, Series 139, 4.000%, 02/16/07	2.9
Singapore Government, 4.625%, 07/01/10	2.8
Republic of Italy, 0.375%, 10/10/06	2.8
Hypothekenbank in Essen AG, 5.250%, 01/22/08	2.7
Republic of Poland, 1.020%, 06/09/09	2.4
U.K. Treasury, 5.000%, 03/07/12	2.3
Netherlands Government SA, 5.500%, 01/15/28	2.2

Top Ten as a Group	28.3%

Portfolio Breakdown	% Fund
Foreign Government	44.6%
Finance	18.5
Industrials	14.7
U.S. Government Agency Obligations	6.1
U.S. Treasury Notes	5.7
Utilities	2.5
Asset-Backed Securities	1.7
Other MBS	0.9
Cash and other equivalents	5.3

100%

Managers Value Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)	Value

Security Description	Shares		Value
Common Stocks - 97.3%

Consumer Discretionary - 22.8%
Claire’s Stores, Inc.	52,400		$1,260,220
Clear Channel Communications, Inc.	36,600	[2]	1,132,038
Comcast Corp., Special Class A*	81,000		2,425,950
Dollar Tree Stores, Inc.*	86,800	[2]	2,083,200
Gannett Co., Inc.	14,750		1,049,168
Gap, Inc., The	84,000	[2]	1,659,000
Hughes Supply, Inc.	41,400	[2]	1,163,340
Jones Apparel Group, Inc.	47,500	[2]	1,474,400
Lear Corp.	61,900	[2]	2,251,922
Liberty Media Corp.*	136,700		1,392,973
Mattel, Inc.	78,000		1,427,400
Office Depot, Inc.*	86,000		1,964,240
Pulte Homes, Inc.	19,650	[2]	1,655,513
Rent-A-Center, Inc.*	60,000		1,397,400
Ruby Tuesday, Inc.	45,200	[2]	1,170,680
Time Warner Co., Inc.*	138,400		2,312,663
Yum! Brands, Inc.	16,880	[2]	879,110

Total Consumer Discretionary			26,699,217

Consumer Staples - 2.2%
CVS Corp.	63,400		1,843,038
Unilever NV	10,500		680,715

Total Consumer Staples			2,523,753

Energy - 8.9%
BP, PLC. Sponsored ADR	10,100		630,038
ChevronTexaco Corp.	73,400		4,104,528
ConocoPhillips Co.	43,196		2,483,338
Devon Energy Corp.	37,800		1,915,704
Transocean, Inc.*	23,900		1,289,883

Total Energy			10,423,491

Financials - 30.2%
ACE, Ltd.	33,050		1,482,293
Allstate Corp., The	29,800		1,780,550
American International Group, Inc.	65,200		3,788,120
Bank of America Corp.	37,350		1,703,534
Chubb Corp.	17,230	[2]	1,475,060
Citigroup, Inc.	97,241		4,495,451
Fannie Mae Co.	70,370	[2]	4,109,608
Goldman Sachs Group, Inc.	20,800		2,122,016
Hartford Financial Services Group, Inc.	20,300		1,518,034
MBIA, Inc.	41,000	[2]	2,431,710
MBNA Corp.	107,600		2,814,816
Merrill Lynch & Co., Inc.	47,600		2,618,476
Morgan Stanley Co.	28,720		1,506,938
Regions Financial Corp.	25,726	[2]	871,597
St. Paul Travelers Companies, Inc., The	31,930	[2]	1,262,193
Washington Mutual, Inc.	33,800		1,375,322

Total Financials			35,355,718

Health Care - 10.6%
Abbott Laboratories Co.	34,800		1,705,548
Cardinal Health, Inc.	24,600	[2]	1,416,468
GlaxoSmithKline PLC, Sponsored ADR	42,000	[2]	2,037,420
HCA, Inc.	26,280	[2]	1,489,288
Health Management Associates, Inc.	34,500	[2]	903,210
Pfizer, Inc.	118,200		3,259,956
WellPoint, Inc.*	22,200		1,546,008

Total Health Care			12,357,898

Industrials - 10.9%
Career Education Corp.*	36,200	[2]	1,325,282
Cendant Corp.	111,470		2,493,584
Emerson Electric Co.	25,700		1,609,591
General Dynamics Corp.	11,700		1,281,618
General Electric Co.	47,775		1,655,404
Honeywell International, Inc.	32,400	[2]	1,186,812
Pitney Bowes, Inc.	38,100		1,659,255
United Technologies Corp.	29,200		1,499,420

Total Industrials			12,710,966

Information Technology - 5.5%
First Data Corp.	28,690		1,151,616
Hewlett-Packard Co.	100,111		2,353,610
Nokia Corp., Sponsored ADR	103,300		1,718,912
Xerox Corp.*	84,400	[2]	1,163,876

Total Information Technology			6,388,014

Materials - 1.3%
E.I. du Pont de Nemours & Co., Inc.	35,500	[2]	1,526,855

Telecommunication Services - 3.4%
Nextel Communications, Inc.*	61,000		1,970,910
Verizon Communications, Inc.	57,745	[2]	1,995,090

Total Telecommunication Services			3,966,000

Utilities - 1.5%
Exelon Corp.	34,900		1,791,417

Total Common Stocks (cost $94,196,756)			113,743,329

Other Investment Companies - 30.0%[1]
Bank of New York Institutional Cash Reserves Fund, 3.32%[3]	31,819,569		31,819,569
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	3,248,316		3,248,316

Total Short-Term Investments (cost $35,067,885)			35,067,885

Total Investments - 127.3% (cost $129,264,641)			148,811,214

Other Assets, less Liabilities - (127.3)%			(31,924,178)

Net Assets - 100.0%			$116,887,036

The accompanying notes are an integral part of these financial statements.

Managers Capital Appreciation Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)	Capital Appreciation

Security Description	Shares		Value
Common Stocks - 96.3%

Consumer Discretionary - 18.4%
Bed Bath & Beyond, Inc.*	26,500		$1,107,170
Brunswick Corp.	37,800	[2]	1,637,496
Carnival Corp.	32,600	[2]	1,778,330
Cheesecake Factory, Inc., The *	20,000	[2]	694,600
Coach, Inc.*	5,000		167,850
D.R. Horton, Inc.	24,933		937,730
Getty Images, Inc.*	6,300	[2]	467,838
Harrah’s Entertainment, Inc.	9,800		706,286
Home Depot, Inc.	20,000		778,000
J.C. Penney Co., Inc., Holding Co.	30,000	[2]	1,577,400
Kohl’s Corp.	5,000		279,550
Lowe’s Co., Inc.	22,000	[2]	1,280,840
News Corp., Inc., Class A	65,100		1,053,318
Nike, Inc., Class B	10,500	[2]	909,300
Royal Caribbean Cruises, Ltd.	12,000	[2]	580,320
Staples, Inc.	69,350		1,478,542
Target Corp.	5,000		272,050
Viacom, Inc., Class B	20,300		650,006
Walt Disney Co., The	51,900		1,306,842
Yum! Brands, Inc.	10,000	[2]	520,800

Total Consumer Discretionary			18,184,268

Consumer Staples - 7.1%
Brown-Forman Corp.	8,000		483,680
Bunge, Ltd.	9,000	[2]	570,600
Hershey Foods Corp.	10,000		621,000
Kellogg Co.	12,000	[2]	533,280
PepsiCo, Inc.	11,000		593,230
Procter & Gamble Co.	42,000	[2]	2,215,500
Walgreen Co.	25,000	[2]	1,149,750
Wal-Mart Stores, Inc.	19,000		915,800

Total Consumer Staples			7,082,840

Energy - 9.3%
ConocoPhillips Co.	12,000		689,880
Devon Energy Corp.	10,000		506,800
ENSCO International, Inc.	21,700	[2]	775,775
EOG Resources, Inc.	10,000	[2]	568,000
ExxonMobil Corp.	12,000		689,640
Halliburton Co.	24,800		1,185,936
Newfield Exploration Co.*	14,000		558,460
Noble Corp.*	10,000	[2]	615,100
Patterson-UTI Energy, Inc.	10,000	[2]	278,300
Schlumberger, Ltd.	37,200	[2]	2,824,968
Weatherford International, Ltd.*	10,000	[2]	579,800

Total Energy			9,272,659

Financials - 8.3%
American International Group, Inc.	21,300		1,237,530
Bear Stearns Co., Inc., The	7,500	[2]	779,550
Blackrock, Inc.	9,300		748,185
Chicago Mercantile Exchange Holdings, Inc.	3,000	[2]	886,500
Citigroup, Inc.	21,500		993,945
Goldman Sachs Group, Inc.	10,200	[2]	1,040,604
Investors Financial Services Corp.	14,700	[2]	555,954
Merrill Lynch & Co., Inc.	11,900		654,619
Wells Fargo & Co.	21,400		1,317,812

Total Financials			8,214,699

Health Care - 17.9%
Amgen, Inc.*	10,000		604,600
Beckman Coulter, Inc.	7,500		476,775
Caremark Rx, Inc.*	36,200		1,611,624
Fisher Scientific International, Inc.*	10,600	[2]	687,940
Genentech, Inc.*	20,600	[2]	1,653,768
Gilead Sciences, Inc.*	38,100		1,676,019
Kyphon, Inc.*	25,000	[2]	869,750
McKesson Corp.	24,200	[2]	1,083,918
Medtronic, Inc.	20,000		1,035,800
Novartis AG, Sponsored ADR	37,900		1,797,976
Roche Holdings, Ltd., Sponsored ADR*	8,000		506,440
Stryker Corp.	26,000		1,236,560
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	38,200		1,189,548
UnitedHealth Group, Inc.	20,000		1,042,800
Zimmer Holdings, Inc.*	29,700	[2]	2,262,249

Total Health Care			17,735,767

Industrials - 15.2%
3M Co.	20,000		1,446,000
Canadian Pacific Railway Ltd.	24,000		828,240
Caterpillar, Inc.	7,000	[2]	667,170
Cummins, Inc.	12,200	[2]	910,242
Emerson Electric Co.	17,000		1,064,710
General Electric Co.	96,100		3,329,865
Illinois Tool Works, Inc.	13,500	[2]	1,075,680
Ingersoll-Rand Co., Class A	6,000		428,100
ITT Industries, Inc.	11,000	[2]	1,073,930
Jacobs Engineering Group, Inc.*	10,000	[2]	562,600
PACCAR, Inc.	8,000		544,000
Parker Hannifin Corp.	7,500		465,075
Robert Half International, Inc.	30,000	[2]	749,100
United Parcel Service, Inc., Class B	17,700		1,224,132
UTI Worldwide, Inc.	10,100	[2]	703,162

Total Industrials			15,072,006

Information Technology - 17.5%
Applied Materials, Inc.*	26,900	[2]	435,242
Autodesk, Inc.	25,000		859,250
Cisco Systems, Inc.*	118,700		2,268,357
Dell, Inc.*	51,600		2,038,716
Electronic Arts, Inc.*	9,800	[2]	554,778
EMC Corp.*	87,000		1,192,770
Google Inc.*	1,000	[2]	294,150
Intel Corp.	79,300		2,066,558
Linear Technology Corp.	12,000	[2]	440,280

The accompanying notes are an integral part of these financial statements.

Managers Capital Appreciation Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	Capital Appreciation

Security Description	Shares		Value
Information Technology (continued)
Marvell Technology Group Ltd.*	8,400	[2]	$319,536
Microsoft Corp.	100,900		2,506,356
Molex, Inc.	22,500		528,300
Nokia Corp., Sponsored ADR	25,000		416,000
Qualcomm, Inc.	11,000		363,110
SAP Aktiengesellschaft Systems, Sponsored ADR	25,000		1,082,500
Texas Instruments, Inc.	20,000	[2]	561,400
VeriSign, Inc.*	19,100		549,316
Yahoo!, Inc.*	25,600		887,040

Total Information Technology			17,363,659

Materials - 2.6%
Arch Coal, Inc.	12,000	[2]	653,640
Peabody Energy Corp.	14,000		728,560
Praxair, Inc.	25,000		1,165,000

Total Materials			2,547,200

Total Common Stocks (cost $86,846,611)			95,473,098

Other Investment Companies - 26.8%[l]
Bank of New York Institutional Cash Reserves Fund, 3.32%[3]	23,343,286		23,343,286
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	3,178,045		3,178,045

Total Other Investment Companies (cost $26,521, 331)			26,521,331

Total Investments - 123.1% (cost $113,367,942)			121,994,429

Other Assets, less Liabilities - (23.1)%			(22,903,543)

Net Assets - 100.0%			$99,090,886

The accompanying notes are an integral part of these financial statements.

Managers Small Company Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)	Small Company

Security Description	Shares		Value
Common Stocks - 87.1%

Consumer Discretionary - 20.0%
BJ’s Restaurants, Inc.*	3,775		$76,784
Coldwater Creek, Inc.*	19,087	[2]	475,457
Cost Plus, Inc.*	8,175		203,884
Fred’s, Inc.	10,645	[2]	176,494
GameStop Corp.*	16,100	[2]	526,631
Gentex Corp.	13,950	[2]	253,890
Getty Images, Inc.*	3,050	[2]	226,492
Harman International Industries, Inc.	1,775		144,414
Insight Enterprises, Inc.*	31,575	[2]	637,183
MarineMax, Inc.*	3,225		100,781
Michaels Stores, Inc.	9,200	[2]	380,604
O’Reilly Automotive, Inc.*	7,400	[2]	220,594
Penn National Gaming, Inc.*	11,150		406,975
PEP Boys-Manny, Moe & Jack, Inc.	14,800	[2]	200,392
PETsMART, Inc.	11,700		355,095
Red Robin Gourmet Burgers, Inc.*	9,225	[2]	571,766
Ruby Tuesday, Inc.	13,025	[2]	337,348
TBC Corp.*	13,825	[2]	375,072
Tractor Supply Co.*	9,650		473,815

Total Consumer Discretionary			6,143,671

Consumer Staples - 1.9%
Central European Distribution Corp.*	3,075	[2]	114,790
Performance Food Group Co.*	15,575		470,521

Total Consumer Staples			585,311

Energy - 7.7%
Core Laboratories N.V. *	7,650		205,173
Delta Petroleum Corp.*	13,250	[2]	187,090
Duvernay Oil Corp.	5,325		141,752
Niko Resources, Ltd.	6,925		326,167
Parallel Petroleum Corp.*	13,175		116,599
Tidewater, Inc.	8,025	[2]	305,913
Ultra Petroleum Corp.*	23,900	[2]	725,604
Whiting Petroleum Corp.*	9,825	[2]	356,746

Total Energy			2,365,044

Financials - 0.4%
Boston Private Financial Holdings, Inc.	4,475	[2]	112,770

Health Care - 14.0%
Barr Laboratories, Inc.*	8,362		407,563
Connetics Corp.*	9,500	[2]	167,580
Covance, Inc.*	14,650		657,345
Luminex Corp.*	11,450		112,668
Martek Biosciences Corp.*	4,550	[2]	172,673
PSS World Medical, Inc.*	29,875		371,944
Resmed, Inc.*	6,825		450,382
Respironics, Inc.*	16,625		600,329
Salix Pharmaceuticals, Ltd.*	12,625	[2]	222,958
Sonosite, Inc.*	8,550		265,392
The Cooper Companies, Inc.	5,300		322,558
United Surgical Partners
International, Inc.*	10,550		549,443

Total Health Care			4,300,835

Industrials - 20.0%
Actuant Corp., Class A*	6,635	[2]	318,082
Aeroflex, Inc.*	37,300		313,320
Carlisle Co., Inc.	6,100		418,642
Chicago Bridge & Iron Co. N.V.	16,650	[2]	380,619
ChoicePoint, Inc.*	10,050		402,503
CoStar Group, Inc.*	3,600		156,960
DeVry, Inc.*	15,075	[2]	299,993
Donaldson Co., Inc.	7,150	[2]	216,860
ElkCorp.	8,400		239,820
Hewitt Associates, Inc., Class A*	11,900	[2]	315,469
Intermagnetics General Corp.*	8,300		255,308
Laureate Education, Inc.*	10,950	[2]	524,067
Mobile Mini, Inc.*	10,750	[2]	370,660
MSC Industrial Direct Co., Class A	13,750		464,063
Navigant Consulting, Inc.*	13,650	[2]	241,059
NCI Building Systems, Inc.*	6,900	[2]	226,320
Pentair, Inc.	10,300	[2]	440,942
Providence Service Corp.*	3,775		93,733
Si International, Inc.*	6,825		204,477
UTI Worldwide, Inc.	3,625	[2]	252,373

Total Industrials			6,135,270

Information Technology - 21.9%
Acxiom Corp.	24,900		519,911
Alliance Data Systems Corp.*	8,350		338,676
ATMI, Inc.*	9,200	[2]	266,892
Avocent Corp.*	17,575	[2]	459,410
Benchmark Electronics, Inc.*	14,025		426,641
Ceridian Corp.*	18,650	[2]	363,302
Digitas, Inc.*	20,425		233,049
Emulex Corp.*	10,600	[2]	193,556
Excel Technology, Inc.*	5,400		131,220
Fair Isaac Corp.	6,293		229,695
FARO Technologies, Inc.*	4,650	[2]	126,759
FEI Co.*	11,050	[2]	252,051
International Rectifier Corp.*	7,425		354,321
MAXIMUS, Inc.*	8,100		285,848
MPS Group, Inc.*	20,475		192,875
OPNET Technologies, Inc.*	9,050		73,305
Polycom, Inc.*	16,950		252,725
Progress Software Corp.*	12,500		376,875
Radisys Corp.*	5,350		86,403
Rogers Corp.*	8,625		349,745
Silicon Image, Inc.*	18,550	[2]	190,323
Tekelec*	19,350	[2]	325,080
Tessera Technologies, Inc.*	9,150	[2]	305,701
Tollgrade Communications, Inc.*	10,300		77,250
UNOVA, Inc.*	10,625	[2]	282,944

Total Information Technology			6,694,557

The accompanying notes are an integral part of these financial statements.

Managers Small Company Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	Small Company

Security Description	Shares	Value
Materials - 1.2%
MacDermid, Inc.	12,100	$377,036

Total Common Stocks (cost $20,104,822)		26,714,494

Other Investment Companies - 36.3%[1]
Bank of New York Institutional Cash Reserves Fund, 3.32%[3]	7,161,929	7,161,929
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	3,982,060	3,982,060

Total Other Investment Companies (cost $11,143,989)		11,143,989

Total Investments - 123.4% (cost $31,248,811)		37,858,483

Other Assets, less Liabilities - (23.4)%		(7,187,633)

Net Assets - 100.0%		$30,670,850

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)	International Equity

Security Description	Shares		Value
Common Stocks - 98.4%

Consumer Discretionary - 12.3%
Adidas - Salomon AG (Germany)	6,956		$1,163,212
British Sky Broadcasting PLC (United Kingdom)	72,665		683,824
Carphone Warehouse Group, The (United Kingdom)	429,519		1,412,148
Continental AG (Germany)	25,800		1,851,015
EMI Group PLC (United Kingdom)	424,930		1,928,513
Esprit Holdings Limited (Hong Kong)	215,500	[2]	1,553,514
George Wimpey PLC (United Kingdom)	89,700		704,095
Grupo Televisa S. A. (Mexico)	25,100		1,558,459
Honda Motor Co., Ltd. (Japan)	38,800		1,907,367
Hyundai Motor Co., Ltd. (South Korea)	10,200		562,432
Intercontinental Hotels Group, PLC (United Kingdom)	40,218		506,673
Kesa Electricals PLC (United Kingdom)	42,816		213,827
LVMH Moet Hennessy Louis Vuitton SA (France)	4,541		349,738
Matsushita Electric Industrial Co., Ltd. (Japan)	27,000		408,437
Nissan Motor Co., Ltd. (Japan)	17,900		177,120
Pearson PLC (United Kingdom)	61,953		728,030
Publicis Groupe (France)	11,771	[2]	346,411
Renault SA (France)	23,200		2,038,537
RONA Inc. (Canada)*	26,700		538,011
SES GLOBAL (France)	107,216		1,612,970
Shanghai Forte Land Company Ltd. (Hong Kong)*	224,000		58,096
Swatch Group AG (Switzerland)	2,564		359,195
Swatch Group AG, The (Switzerland)	43,810		1,249,661
Vivendi Universal SA (France)	56,759		1,779,468
Whitbread PLC (United Kingdom)	53,742		914,070
Wolters Kluwer NV (Netherlands)	40,200		767,625

Total Consumer Discretionary			25,372,448

Consumer Staples - 8.1%
British American Tobacco PLC (United Kingdom)	53,400		1,028,878
Carrefour SA (France)	14,680		710,252
Delhaize Le Lion (Belgium)	23,300		1,396,138
Diageo PLC (United Kingdom)	83,646		1,231,031
Foster’s Group, Ltd. (Australia)	200,700		812,251
Groupe Danone (France)	2,285		200,285
Imperial Tobacco Group PLC (United Kingdom)	26,084		701,243
Japan Tobacco, Inc. (Japan)	125		1,663,280
Koninklijke Ahold N.V. (Netherlands)*	390,178		3,197,747
L’Oreal SA (France)	9,000		644,681
Pernod-Ricard (France)	8,345	[2]	1,332,698
Reckitt Benckiser PLC (United Kingdom)	21,772		639,821
Royal Numico NV (Netherlands)*	17,446		696,872
Seven-Eleven Japan Co., Ltd. (Japan)	34,000		941,680
Tate & Lyle PLC (United Kingdom)	76,200		650,065
Tesco PLC (United Kingdom)	95,400		543,724
Yamazaki Baking Co., Ltd. (Japan)	47,000		404,735

Total Consumer Staples			16,795,381

Energy - 9.9%
BP PLC (United Kingdom)	397,200		4,132,491
China Petroleum and Chemical Corp., Class H (Hong Kong)	924,000	[2]	360,060
EnCana Corp. (Canada)	78,768		3,108,146
Eni S.p.A. (Italy)	123,838		3,183,285
MOL Magyar Olaj-es Gazipari Rt. (Hungary)	8,500		712,566
Oao Gazprom-Sponsored ADR (Russia)	6,000	[2]	215,415
Petro-Canada (Canada)	31,300		2,038,027
Petroleo Brasileiro SA, Sponsored ADR (Brazil)	22,400	[2]	1,031,296
Repsol YPF, S.A. (Spain)	59,300	[2]	1,505,538
Royal Dutch Petroleum Co. (Netherlands)	22,600		1,469,807
Talisman Energy, Inc. (Canada)	14,300		535,900
Total SA (France)	9,288	[2]	2,174,250

Total Energy			20,466,781

Financials - 27.4%
Aiful Corp. (Japan)	19,550		1,454,879
Allianz AG (Germany)	4,100		468,987
Assurances Generales de France (France)	21,500		1,757,469
Aviva PLC (United Kingdom)	126,100		1,400,779
Banco Bilbao Vizcaya Argentaria SA (Spain)	75,962	[2]	1,167,621
Bank of East Asia, Ltd. (Hong Kong)	302,000		889,268
Bank of Nova Scotia (Canada)	49,928	[2]	1,652,581
Bayerische Vereinsbank AG (Germany)*	39,541		1,025,619
BNP Paribas SA (France)	13,400[2]		915,593
CapitaLand Ltd. (Singapore)	230,000		323,596
China Overseas Land & Investment Ltd. (Hong Kong)	952,000		175,416
Credit Agricole SA (France)	5,800		146,598
Credit Suisse Group (Switzerland)*	61,855		2,425,326
Daiwa Securities Group, Inc. (Japan)	104,000		639,090
DBS Group Holdings, Ltd. (Singapore)	122,000		1,031,309
Depfa Bank PLC (Ireland)	58,000		930,911
Deutsche Boerse AG (Germany)	12,436	[2]	967,184
Deutsche Postbank AG (Germany)	7,900	[2]	386,875
Efg Eurobank Ergasias (Greece)	16,560		509,647
Hang Seng Bank, Ltd. (Hong Kong)	75,800		1,030,899

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	International Equity

Security Description	Shares		Value
Financials (continued)
HBOS PLC (United Kingdom)	109,200		$1,679,612
HDFC Bank Ltd. (India)	15,700		227,300
Henderson Land Development Co., Ltd. (Hong Kong)	241,000		1,147,928
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	216,000		556,979
ING Groep NV (Netherlands)	89,117		2,505,865
Japan Retail Fund Investment Corp. (Japan)	76		652,583
Kennedy-Wilson Japan (Japan)	57	[2]	159,920
KK DaVinci Advisors (Japan)*	78		222,078
Kookmin Bank (South Korea)	40,074		1,810,346
Macquarie Airports (Australia)	446,540		1,213,254
Manulife Financial Corp. (Canada)	35,100	[2]	1,676,764
Mitsubishi Estate Co., Ltd. (Japan)	125,000		1,368,998
Mitsubishi Tokyo Financial Group, Inc. (Japan)	148		1,248,709
Mitsui Fudosan Co., Ltd. (Japan)	120,000		1,339,496
Muenchener Rueckversicherungs AG (Germany)	12,200		1,293,585
Nikko Cordial Corp. (Japan)	87,000	[2]	380,471
Nomura Holdings, Inc. (Japan)	104,000		1,236,700
NTT Urban Development Corp. (Japan)	22		89,929
ORIX Corp. (Japan)	11,100		1,658,945
Promise Co., Ltd. (Japan)	12,700		811,521
Royal Bank of Scotland Group PLC (United Kingdom)	66,100		1,991,030
Shinhan Financial Group Co., Ltd. (South Korea)	24,090		621,357
Shinsei Bank, Ltd. (Japan)	124,000		666,086
Societe Generale (France)	13,900	[2]	1,410,086
Standard Chartered, PLC. (United Kingdom)	135,882		2,476,615
Sumitomo Mitsui Financial Group, Inc. (Japan)	314		2,113,431
Sumitomo Realty & Development Co., Ltd. (Japan)	127,000		1,415,352
Sun Hung Kai Properties, Ltd. (Hong Kong)	117,000		1,150,414
UBS AG (Switzerland)	17,250		1,345,146
UFJ Holdings, Inc. (Japan)*	138		714,578
Unibail (France)	7,990	[2]	1,025,374
Zurich Financial Services AG (Switzerland)	6,157		1,056,380

Total Financials			56,566,479

Health Care - 5.6%
AstraZeneca PLC (United Kingdom)	21,041		867,835
Eisai Co., Ltd. (Japan)	22,200		744,378
Essilor International SA (France)	16,868		1,150,916
GlaxoSmithKline PLC (United Kingdom)	77,000		1,861,369
Merck KGaA (Germany)	15,768		1,257,427
Roche Holding AG (Switzerland)	16,912		2,134,572
Sanofi-Synthelabo SA (France)	24,525	[2]	2,009,371
Schering AG (Germany)	14,279		879,751
Taisho Pharmaceutical Co., Ltd. (Japan)	34,000		660,682

Total Health Care			11,566,301

Industrials - 7.9%
ABB, Ltd. (Switzerland)*	154,500		998,699
British Airways PLC (United Kingdom)*	44,312		208,001
Canadian National Railway Co. (Canada)	12,200	[2]	704,030
Canadian Pacific Railway Ltd. (Canada)	22,200	[2]	768,336
Capita Group PLC (United Kingdom)	226,409		1,489,275
Dai Nippon Printing Co., Ltd. (Japan)	42,000		673,964
European Aeronautic Defense and Space Co. (Netherlands)	64,161		2,036,557
FANUC, Ltd. (Japan)	7,300		462,202
Hutchison Whampoa, Ltd. (Hong Kong)	120,000		1,079,734
Kuehne & Nagel International AG (Switzerland)	3,845		815,859
Macquarie Infrastructure Group (Australia)	130,100		410,444
MAN AG (Germany)	18,400	[2]	762,253
Mitsubishi Corp. (Japan)	47,000		636,200
RT Group PLC (United Kingdom)*	360,539		25,850
Ryanair Holdings PLC (Ireland)*	16,400	[2]	735,376
Siemens AG (Germany)	9,000		654,850
SNC-Lavalin Group, Inc. (Canada)	12,000		672,110
Tostem Inax Holding Corp. (Japan)	32,000		541,132
Vinci S.A. (France)*	17,582	[2]	1,461,732
Yamato Transport Co., Ltd. (Japan)	75,000		1,038,005

Total Industrials			16,174,609

Information Technology - 11.2%
Au Optronics Corp., Sponsored ADR (Taiwan)	147,900	[2]	2,505,426
Canon, Inc. (Japan)	37,900	[2]	1,988,303
Chi Mei Optoelectronics Corp., GDR (Taiwan) (a)	123,700		1,928,928
Compal Electronics, Inc. (Taiwan)	149,454	[2]	743,354
Dassault Systemes SA (France)	23,556		1,139,097
Ericsson (LM), Class B (Sweden)	851,000		2,716,122
Flextronics International, Ltd. (Singapore)*	64,500	[2]	852,045
Keyence Corp. (Japan)	4,500		1,004,082
LG.Philips LCD Co., Ltd. (South Korea)*	33,730		1,555,228
Nippon Electric Glass Co., Ltd. (Japan)	56,000		841,153

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	International Equity

Security Description	Shares		Value
Information Technology (continued)
Nokia Corp., Sponsored ADR (Finland)	95,900	[2]	$1,595,776
Research In Motion, Ltd. (Canada)*	10,400	[2]	767,000
Samsung Electronics Co., Ltd. (South Korea)	1,860		881,740
SAP AG (Germany)	8,367	[2]	1,451,008
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	298,165		2,719,262
Tom Tom NV (Netherlands)*	19,278		423,368

Total Information Technology			23,111,892

Materials - 9.7%
Alcan, Inc. (Canada)	40,304		1,210,305
Aracruz Celulose SA (Brazil)	25,500	[2]	886,125
Arcelor (Luxembourg)	93,200		1,818,966
Bayer AG (Germany)	29,596		985,132
BOC Group PLC (United Kingdom)	46,378		832,516
China Shenhua Energy Co., Ltd. (China)	359,000		346,378
Cia de Minas Buenaventura SA (Peru)	17,200		395,428
Compania Vale do Rio Doce - ADR (Brazil)	13,600		398,208
Gold Fields, Ltd. (South Africa)	65,500	[2]	745,963
Goldcorp, Inc. (Canada)	56,000		891,117
Harmony Gold Mining Co., Ltd. (South Africa)	28,670		247,653
HeidelbergCement AG (Germany)	12,766		919,427
Impala Platinum Holdings, Ltd. (South Africa)	47,800	[2]	1,069,004
JFE Holdings, Inc. (Japan)	49,100		1,207,831
Meridian Gold, Inc. (Canada)*	48,900		878,347
Placer Dome, Inc. (Canada)	86,900		1,330,319
POSCO (South Korea)	7,600		1,324,855
Rio Tinto PLC (United Kingdom)	21,933		668,153
Svenska Cellulosa AB (Sweden)	45,900		1,467,006
Syngenta AG (Switzerland)*	10,240		1,048,029
Xstrata PLC (United Kingdom)	67,590		1,300,640

Total Materials			19,971,402

Telecommunication Services - 3.3%
Bharti Tele-Ventures Ltd. (India)*	59,200		330,131
France Telecom SA (France)*	20,593	[2]	599,544
Singapore Telecommunications, Inc. (Singapore)	1,071,857		1,755,715
Sk Telecom Co., Ltd. (South Korea)	3,700		650,695
Vodafone Group PLC (United Kingdom)	1,384,950		3,368,583

Total Telecommunication Services			6,704,668

Utilities - 3.0%
CLP Holdings, Ltd. (Hong Kong)	193,000		1,105,491
E.ON AG (Germany)	8,700		772,644
Endesa, S.A. (Spain)	65,900	[2]	1,532,444
Enel SpA (Italy)	58,400	[2]	509,850
Hong Kong & China Gas Co., Ltd. (Hong Kong)	527,000		1,069,042
National Grid Transco PLC (United Kingdom)	126,900		1,227,013

Total Utilities			6,216,484

Total Common Stocks (cost $172,233,602)			202,946,445

Other Investment Companies - 17.9%[l]
Bank of New York Institutional Cash Reserves Fund, 3.32%[3]	35,990,692		35,990,692
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	950,825		950,825

Total Short-Term Investments (cost $36,941,517)			36,941,517

Total Investments - 116.3% (cost $209,175,119)			239,887,962

Other Assets, less Liabilities - (16.3)%			(33,689,712)

Net Assets - 100.0%			$206,198,250

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)	Emerging Markets

Security Description	Shares		Value
Common Stocks - 93.4%

Consumer Discretionary - 6.5%
Astra International Tbk PT (Indonesia)*	655,000		$849,633
Consorcio ARA, S.A. de C.V. (Mexico)*	330,000		1,138,733
Genting Berhad (Malaysia)	239,600		1,190,425
Hankook Tire Co., Ltd. (South Korea)	100,000		1,207,321
Land and Houses PCL (Thailand)	3,500,000		573,668

Total Consumer Discretionary			4,959,780

Consumer Staples - 4.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	31,000		616,590
IOI Corp., Berhad (Malaysia)	476,000		1,313,845
IOI Oleochemical Industries Berhad (Malaysia)	416		1,056
Shinsegae Co., Ltd. (South Korea)	3,500		1,099,066

Total Consumer Staples			3,030,557

Energy - 7.9%
China Petroleum and Chemical Corp., Class H (Hong Kong)	2,665,000		1,038,484
LUKOIL Holdings, ADR (Russia)	30,800		1,132,824
Oil & Natural Gas Corp., Ltd. (India)	52,000		1,217,413
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)	31,600	[2]	1,647,308
Surgutneftegaz Sponsored ADR (Russia)	26,000	[2]	969,800

Total Energy			6,005,829

Financials - 20.3%
Bancolombia S.A. (Colombia)	19,200		307,008
Bank Hapoalim, Ltd. (Israel)	320,000		1,004,716
Fubon Financial Holding Co., Ltd. (Taiwan)	939,000		913,348
Grupo Financiero Banorte S.A. de C.V. (Mexico)	227,000		1,495,028
Haci Omer Sabanci Holding AS (Turkey)	240,000		913,642
ICICI Bank Ltd. (India)	22,204		214,312
ICICI Bank Ltd., Sponsored ADR (India)	38,000		830,300
Kookmin Bank, Sponsored ADR (South Korea)	31,257	[2]	1,424,694
Public Bank Berhad (Malaysia)*	550,000		969,737
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	9,300		747,529
Sanlam, Ltd. (South Africa)	820,000		1,438,337
Savings Bank of The Russian Federation (Russia)	16,000		1,056,000
Shinhan Financial Group Co., Ltd. (South Korea)	37,000		954,347
SM Investments Corp. (Philippines)*	71,560		326,291
SM Prime Holdings, Inc. (Philippines)	800		107
Turkiye Is Bankasi (Isbank) (Turkey)	287,500		1,658,263
Uniao de Bancos Brasileiros SA (Brazil)	29,000	[2]	1,119,980

Total Financials			15,373,639

Health Care - 2.2%
Ranbaxy Laboratories, Ltd., GDR (India)	12,230		297,495
Richter Gedeon Rt (Hungary)	9,565		1,404,709

Total Health Care			1,702,204

Industrials - 13.8%
Alfa, S.A. (Mexico)	233,000		1,321,221
Barloworld, Ltd. (South Africa)	80,000		1,136,257
China Shipping Development Co., Ltd. (China)	1,600,000	[2]	1,206,050
Daelim Industrial Co., Ltd. (South Korea)	17,700		937,655
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (South Korea)	50,000		965,396
EVA Airways Corp. (Taiwan)*	1,881,000		908,888
Malaysia International Shipping Corporation Berhad (Malaysia)	260,000		1,224,737
Reliance Industries, Ltd., Sponsored GDR (a) (India)	34,456	[2]	1,003,014
Sime Darby Berhad (Malaysia)	750,000		1,144,737
Tam S.A. (Brazil)*	83,000		590,121

Total Industrials			10,438,076

Information Technology - 12.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)*	1,374,584		1,024,138
Compal Electronics, Inc. (Taiwan)	1,070,000		1,061,089
Hon Hai Precision Industry Co., Ltd. (Taiwan)	251,849		1,307,869
Hynix Semiconductor, Inc. (South Korea)*	46,000		745,413
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)	6,670		1,594,088
Satyam Computer Services Ltd., ADR (India)	44,900		1,167,400
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	958		1,670
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	126,000		1,149,117
United Microelectronics Corp. (Taiwan)*	1,438,000		1,050,936

Total Information Technology			9,101,720

Materials - 9.5%
Anglo American PLC (United Kingdom)*	50,000		1,169,729
Braskem SA (Brazil)	120,000		1,002,075

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	Emerging Markets

Security Description	Shares		Value
Materials (continued)
Compania Vale do Rio Doce – ADR (Brazil)	42,000	[2]	$1,229,760
Formosa Chemicals & Fibre Corp. (Taiwan)	600		1,164
GMK Norilsk Nickel, Sponsored ADR (Russia)	18,500	[2]	1,121,100
Hindalco Ind., Ltd., Sponsored GDR, (a) (India)	31,500	[2]	869,945
Sappi Ltd. (South Africa)	82,143	[2]	900,591
Siam Cement Public Co., Ltd., The (Thailand)	155,000		906,063

Total Materials			7,200,427

Telecommunication Services - 14.7%
Advanced Information Services PCL (Thailand)	410,000	[2]	968,740
Bharti Tele-Ventures, Ltd. (India)*	193,000		1,076,270
Cesky Telecom a.s. (Czech Republic)	63,300		1,185,864
China Telecom Corp., Ltd., Class H (China)	3,504,000		1,250,991
Compania Anonima Nacional Telefonos de Venezuela, ADR	43,200		818,208
Mobile Telesystems, Sponsored ADR (Russia)	33,000		1,110,450
Tele Norte Leste Participacoes S.A. (Brazil)	64,000		1,065,600
Telecom Argentina Stet France Telecom S.A., Sponsored ADR	95,000		1,134,300
Telekomunikasi Indonesia Tbk P (Indonesia)	2,000,000		1,033,719
Turkcell Iletisim Hizmet AS (Turkey)	315,331		1,545,367

Total Telecommunication Services			11,189,509

Utilities - 2.5%
Empresa Nacional de Electricidad SA/Chile, ADR (Chile)	45,000	[2]	1,120,500
Tenaga Nasional Berhad (Malaysia)	275,000		759,868

Total Utilities			1,880,368

Total Common Stocks (cost $57,692,957)			70,882,109

Preferred Stock - 3.4%
Companhia Energetica de Minas Gerais (Brazil)	46,000,000		1,445,353
Hyundai Motor Co. (South Korea)	36,560		1,214,088

Total Preferred Stock (cost $1,520,852)			2,659,441

Other Investment Companies - 14.3%[1]
Bank of New York Institutional Cash Reserves Fund, 3.32%[3]	10,280,769		10,280,769
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	543,233		543,233

Total Other Investment Companies (cost $10,824,002)			$10,824,002

Total Investments - 111.1% (cost $70,037,811)			84,365,552

Other Assets, less Liabilities - (11.1)%			(8,453,941)

Net Assets - 100.0%			$75,911,611

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)	Bond

Security Description		Principal Amount		Value
Corporate Bonds - 33.6%

Asset-Backed Securities - 1.9%
Bank of America-First Union National Bank Commercial Mortgage, Series 2001-3, 5.460%, 05/17/10		$1,500,000		$1,580,292
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		207,096		206,926
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		3,225,000		3,090,845
Continental Airlines, Inc., 6.648%, 09/15/17		1,616,179		1,594,806

Total Asset-Backed Securities				6,472,869

Finance - 9.7%
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	5,800,000		3,441,721
Barclays Capital Corp., 4.100%, 02/22/10 (a) [7]	THB	109,000,000		2,636,629
Barclays Capital Corp., 4.160%, 02/22/10 (a) [7]	THB	25,000,000		602,856
Cerro Negro Finance Ltd., 7.900%, 12/01/20 (a)		500,000		457,500
Citibank N.A., 15.000%, 07/02/10 (a) [7]	BRL	2,000,000		876,185
Citigroup, Inc., 3.500%, 02/01/08		2,020,000		1,991,524
EOP Operating LP, 6.750%, 02/15/12		500,000		550,399
General Electric Capital Corp., 6.625%, 02/04/10	NZD	3,500,000		2,444,154
General Motors Acceptance Corp., 3.700%, 03/20/07		1,500,000		1,454,754
General Motors Acceptance Corp., 5.625%, 05/15/09		500,000	[2]	468,247
General Motors Acceptance Corp., 7.500%, 12/01/06	NZD	1,000,000		661,463
GMAC International Finance BV, 8.000%, 03/14/07	NZD	950,000		637,511
GMAC, 6.125%, 01/22/08		2,000,000	[2]	1,936,036
GMAC, 6.875%, 09/15/11		250,000		230,772
GMAC, 7.000%, 12/07/05	GBP	250,000		447,754
Highwoods Properties, Inc., 7.500%, 04/15/18		2,250,000		2,519,674
Inter-American Development Bank, 0.000%, 05/11/09 [4]	BRL	6,500,000		1,562,037
International Bank for Reconstruction & Development, 0.000%, 08/20/07 [4,7]	NZD	4,800,000		2,921,147
JPMorgan Chase & Co., 4.000%, 02/01/08		1,000,000		994,911
JPMorgan Chase & Co., 0.000%, 05/17/10 (a) [4,7]	BRL	3,600,000		808,810
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		2,100,000		2,067,444
New Plan Excel Realty Trust, 5.875%, 06/15/07		1,250,000		1,287,863
NiSource Finance Corp., 6.150%, 03/01/13		1,250,000		1,350,805
SLM Corp., 6.500%, 06/15/10	NZD	500,000		345,553
Spieker Properties, Inc., 7.350%, 12/01/17		250,000		294,752

Total Finance				32,990,501

Industrials - 18.7%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28		500,000		433,750
Altria Group, Inc., 7.000%, 11/04/13		1,500,000	[2]	1,678,649
America Movil, S.A. de C.V., 4.125%, 03/01/09		3,000,000		2,937,642
American Airlines, Inc., Series 01-2, 6.978%, 04/01/11		1,814,636		1,874,695
American Airlines, Inc., 8.608%, 04/01/11		125,000	[2]	117,203
American President, Ltd., 8.000%, 01/15/24		250,000		262,500
Arrow Electronics, Inc., 6.875%, 07/01/13		500,000		549,708
Bausch & Lomb, Inc., 7.125%, 08/01/28		500,000		561,639
Bowater, Inc., 6.500%, 06/15/13		500,000	[2]	493,750
Chiron Corp., 1.625%, 08/01/33		4,735,000		4,391,713
Cia Brasileira de Bebida, 8.750%, 09/15/13		3,795,000	[2]	4,387,959
Clear Channel Communications, 4.250%, 05/15/09		1,500,000		1,445,502
Clear Channel Communications, 5.750%, 01/15/13		500,000		488,555
Continental Airlines, Inc., Series 991A, 6.545%, 02/02/19		4,283,537		4,288,170
Continental Airlines, Inc., Series 01-1, 6.703%, 06/15/21		403,287		393,724

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	Bond

Security Description	Principal Amount		Value
Industrials (continued)
Continental Airlines, Inc., 6.795%, 08/02/20	$57,768		$48,230
Continental Airlines, Inc., Series 99-2, 7.256%, 03/15/20	367,387		370,317
Corning, Inc., 6.850%, 03/01/29	3,400,000		3,513,509
Delphi Corp., 7.125%, 05/01/29	1,950,000	[2]	1,345,500
Devon Energy Corp., 4.900%, 08/15/08	1,250,000		1,404,688
Devon Energy Corp., 4.950%, 08/15/08	1,692,000	[2]	1,901,385
Dillards, Inc., 7.000%, 12/01/28	225,000		208,125
Foot Locker, Inc., 8.500%, 01/15/22	570,000		625,575
Ford Motor Co., 6.375%, 02/01/29	2,500,000		1,927,555
General Motors Corp., 6.750%, 05/01/28	500,000		366,250
Georgia-Pacific Corp., 7.250%, 06/01/28	500,000		535,000
Georgia-Pacific Corp., 7.750%, 11/15/29	925,000		1,039,469
HCA, Inc., 5.750, 03/15/14	2,500,000	[2]	2,488,960
HCA, Inc., 6.250%, 02/15/13	1,940,000		1,982,899
HCA, Inc., 7.050%, 12/01/27	1,600,000		1,605,408
HCA, Inc., 7.580%, 09/15/25	125,000		131,794
Hutchison Whampoa International, Ltd., 5.450%, 11/24/10 (a)	2,225,000		2,298,950
International Paper Co., 4.000%, 04/01/10	1,000,000		966,407
International Paper Co., 4.250%, 01/15/09	1,000,000		987,062
Kellwood Co., 7.625%, 10/15/17 [7]	250,000		268,476
Lowe’s Co., Inc., 6.875%, 02/15/28	500,000		620,292
MacMillan Bloedel Ltd., 7.700%, 02/15/26	1,350,000		1,615,824
Motorola, Inc., 5.800%, 10/15/08	250,000		260,997
Motorola, Inc., 7.625%, 11/15/10	375,000		429,084
Motorola, Inc., 8.000%, 11/01/11	1,075,000		1,267,295
Pemex Project Funding Master Trust, 8.625%, 12/01/23 (a)	950,000		1,154,250
Penney (JC), Co., 7.125%, 11/15/23	33,000		35,805
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)	806,927		827,447
Raytheon Co., 7.000%, 11/01/28	1,500,000		1,837,761
Raytheon Co., 7.200%, 08/15/27	800,000		998,933
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	1,800,000		1,935,614
Schering-Plough Corp., 5.300%, 12/01/13	1,500,000		1,590,377
Teck Cominco Ltd., 7.000%, 09/15/12	1,000,000		1,116,660
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000		322,000
US West Communications, Inc., 7.250%, 09/15/25	500,000		467,500
Williams Co., Inc., Series A, 7.500%, 01/15/31	1,000,000		1,082,500

Total Industrials			63,883,057

Utilities - 3.3%
Coastal Corp., 6.950%, 06/01/28	300,000		262,500
Constellation Energy Group, Inc., 4.550%, 06/15/15	1,675,000		1,617,229
El Paso Corp., 6.750%, 05/15/09	250,000	[2]	250,000
El Paso Corp., 7.000%, 05/15/11	500,000		498,750
Empresa Nacional de Electricidad SA, 8.625%, 08/01/15	300,000	[2]	358,503
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	2,900,000		3,208,067
Enersis SA, Yankee, 7.400%, 12/01/16	225,000		244,631
MidAmerican Energy Holdings, 5.875%, 10/01/12	750,000		796,663
Southern Natural Gas Co., 7.350%, 02/15/31	1,000,000		1,063,782
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)	2,000,000	[2]	2,405,490
Transocean, Inc., 7.375%, 04/15/18	500,000		616,223

Total Utilities			11,321,838

Total Corporate Bonds (cost $107,405,323)			114,668,265

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	Bond

Security Description		Principal Amount		Value
Foreign Government and Agency Obligations - 3.7%
British Columbia, Province of, 6.000%, 06/09/08	CAD	$560,000		$494,590
Kommunekredit, 5.000%, 06/07/06	NOK	1,600,000		250,346
Manitoba, Province of, 5.750%, 06/02/08	CAD	3,800,000		3,331,360
Mexican Government, 9.000%, 12/20/12	MXN	71,000,000		6,476,698
Mexico Government, 7.500%, 01/14/12		1,250,000		1,417,500
Ontario Province, 5.900%, 03/08/06	CAD	585,000		487,893
Province of Alberta, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	201,318		183,571

Total Foreign Government and Agency Obligations (cost $11,382,533)				12,641,958

U.S. Government and Agency Obligations - 49.6%

U.S. Government Agency Obligations - 12.6%
FHLMC, 2.875%, 09/01/05		3,500,000		3,495,541
FHLMC, 3.220%, 06/20/07	SGD	500,000		302,667
FHLMC, Gold, 5.000%, 12/01/31		262,724		263,337
FHLMC, 5.250%, 01/01/06		3,300,000		3,324,958
FHLMC, 5.500%, 09/15/11		5,090,000		5,474,804
FNMA, 2.290%, 02/19/09	SGD	3,800,000		2,257,407
FNMA, 2.375%, 02/15/07		7,000,000	[2]	6,846,224
FNMA, 3.250%, 01/15/08		3,000,000	[2]	2,958,714
FNMA, 4.000%, 10/01/18		5,691,590		5,583,097
FNMA, 4.000%, 10/01/18		6,103,768		5,987,418
FNMA, 5.000%, 01/15/07		3,200,000	[2]	3,258,218
FNMA, 5.250%, 04/15/07		3,200,000		3,278,445
FNMA, 6.000%, 07/01/29		32,319		33,218

Total U.S. Government Agency Obligations				43,064,048

U.S. Treasury Notes - 37.0%
USTN, 1.625%, 09/30/05		3,500,000	[2]	3,486,739
USTN, 1.625%, 10/31/05		7,000,000		6,962,263
USTN, 1.625%, 02/28/06		12,000,000	[2]	11,857,968
USTN, 1.875%, 12/31/05		11,000,000	[2]	10,917,071
USTN, 2.375%, 08/15/06		985,000	[2]	972,149
USTN, 2.500%, 09/30/06		10,000,000	[2]	9,867,190
USTN, 2.750%, 06/30/06		40,000,000	[2]	39,692,200
USTN, 2.750%, 07/31/06		14,785,000		14,659,668
USTN, 3.000%, 02/15/08		20,000,000	[2]	19,675,780
USTN, 3.250%, 08/15/08		5,000,000	[2]	4,937,695
USTN, 3.500%, 11/15/06		3,400,000	[2]	3,396,148

Total U.S. Treasury Notes				126,424,871

Total U.S. Government and Agency Obligations (cost $170,310,094)				169,488,919

Preferred Stock - 0.9%
Entergy Louisiana, Inc., 4.440%		226		19,796
Entergy New Orleans, Inc., 4.750%		482		44,781
Entergy New Orleans, Inc., 5.560%		100		10,875
Newell Financial Trust I, 5.250%		32,000		1,396,000
Travelers Property Casualty Corp., 4.500%		66,175		1,480,997
Union Electric Co., 3.500%		350		25,769
Wisconsin Electric Power Co., 3.600%		3,946		236,760

Total Preferred Stock (cost $3,112,977)				3,214,978

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	Bond

Security Description	Shares	Value
Other Investment Companies - 23.8%[1]
Bank of New York Institutional Cash Reserves Fund, 3.32%[3]	43,688,765	$43,688,765
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	37,674,885	37,674,885

Total Other Investment Companies (cost $81,363,650)		81,363,650

Total Investments - 111.6% (cost $373,574,577)		381,377,770

Other Assets, less Liabilities - (11.6)%		(39,845,367)

Net Assets - 100.0%		$341,532,403

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)	Global Bond

Security Description		Principal Amount		Value
Foreign Government and Agency Obligations - 44.6%

Foreign Government - 44.6%
Belgium Government Bond, 3.750%, 03/28/09	EUR	415,000		$527,828
Brazil, Republic of, 8.000%, 04/15/14	USD	79,162	[2]	81,085
Bundes Immobil, 4.625%, 09/27/12	EUR	525,000		701,790
Bundes Obligation, 3.250%, 04/17/09 (a)	EUR	525,000		657,297
Bundes Obligation, Series 139, 4.000%, 02/16/07	EUR	890,000		1,111,110
Canada Government, 0.700%, 03/20/06	JPY	19,000,000		172,193
Colombia, Republic of, 8.125%, 05/21/24	USD	140,000		139,650
Denmark, Kingdom of, 6.000%, 11/15/09	DKK	2,320,000		433,239
Development Bank of Japan, 2.875%, 12/20/06	JPY	30,000,000		281,926
Federal Republic of Brazil, 8.750%, 02/04/25	USD	105,000		108,150
Irish Government, 4.600%, 04/18/16	EUR	610,000		835,059
Kingdom of Denmark, 4.000%, 08/15/08	DKK	1,465,000		250,829
Kingdom of Spain, 3.100%, 09/20/06	JPY	30,000,000		280,800
Mexican Government, 9.000%, 12/20/12	MXN	2,000,000		182,443
Netherlands Government SA, 5.500%, 01/15/28	EUR	560,000		871,772
Ontario Province, 5.700%, 12/01/08	CAD	305,000		269,213
Province of Saskatchewan, 5.750%, 03/05/29	CAD	120,000		113,371
Queensland Treasury Corp., 8.000%, 09/14/07	AUD	955,000		769,034
Republic of Deutschland, Series 02, 5.000%, 01/04/12	EUR	360,000		493,779
Republic of Italy, 0.375%, 10/10/06	JPY	119,000,000		1,078,654
Republic of Italy, 3.800%, 03/27/08	JPY	20,000,000		198,288
Republic of Poland, 1.020%, 06/09/09	JPY	100,000,000		914,177
Republic of South Africa, 5.250%, 05/16/13	EUR	350,000		465,125
Singapore Government, 3.625%, 07/01/11	SGD	660,000		418,845
Singapore Government, 4.625%, 07/01/10	SGD	1,665,000		1,095,048
Spain, Government of, 3.600%, 01/31/09	EUR	945,000		1,194,764
Swedish Government, 5.250%, 03/15/11	SEK	5,550,000		813,280
Swedish Government, 6.500%, 05/05/08	SEK	3,145,000		452,562
U.K. Treasury, 5.000%, 03/07/12	GBP	470,000		885,500
U.K. Treasury, 6.250%, 11/25/10	GBP	185,000		366,715
United Mexican States, 4.250%, 06/16/15	EUR	250,000		300,483
United Mexican States, Series 6Rg, 6.750%, 06/06/06	JPY	18,000,000		172,122
USTB, 5.000%, 03/07/25	GBP	360,000		713,064

Total Foreign Government and Agency Obligations (cost $16,846,897)				17,349,195

Corporate Bonds - 37.4%

Asset-Backed Securities - 1.7%
DaimlerChrysler Auto Trust, Class A4, Series 2005-A, 3.740%, 02/08/10	USD	340,000		337,552
Honda Auto Receivables Owner Trust, Class A4, Series 2005-1, 3.820%, 05/21/10	USD	330,000		327,810

Total Asset-Backed Securities				665,362

Finance - 18.5%
Arcel Finance Ltd., 7.048%, 09/01/11 (a)	USD	105,000		108,526
Barclays Capital Corp., 4.100%, 02/22/10 (a) [7]	THB	8,000,000		193,514
Barclays Capital Corp., 4.160%, 02/22/10 (a) [7]	THB	7,000,000		168,800
Cerro Negro Finance Ltd., 7.900%, 12/01/20 (a)	USD	65,000		59,475
CIT Group Inc., 5.500%, 12/01/14	GBP	80,000		146,910
Citibank N.A., 15.000%, 07/02/10 (a) [7]	BRL	900,000		394,283
Couche-Tard US/Finance, 7.500%, 12/15/13	USD	160,000		168,000
Depfa ACS Bank, 0.750%, 09/22/08	JPY	40,000,000		367,878

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	Global Bond

Security Description		Principal Amount		Value
Finance (continued)
European Investment Bank, 3.000%, 09/20/06	JPY	30,000,000		$280,203
Federal Farm Credit Bank, 3.250%, 06/15/07	USD	600,000		593,302
Ford Credit of Canada Ltd., 7.250%, 12/07/07	GBP	25,000		44,466
Ford Motor Credit Co., 5.700%, 01/15/10	USD	30,000		27,670
GMAC International Finance BV, 8.000%, 03/14/07	NZD	160,000		107,370
Hypothekenbank in Essen AG, 5.250%, 01/22/08	EUR	810,000		1,053,607
Inter-American Development Bank, 1.900%, 07/08/09	JPY	40,000,000		386,003
International Bank for Reconstruction & Development, 2.000%, 02/18/08	JPY	20,000,000		188,731
Japan Bank for International Cooperation., 0.350%, 03/19/08	JPY	18,000,000		163,741
KfW International Finance, Inc., 1.750%, 03/23/10	JPY	20,000,000		192,538
KfW International Finance, Inc., 2.050%, 09/21/09	JPY	148,000,000		1,434,877
MBNA Europe Funding, PLC, 6.500%, 03/27/07	EUR	50,000		64,600
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	GBP	120,000		220,498
Muenchener Hypothekenbank eG, 5.000%, 01/16/12	EUR	30,000		40,972
NGG Finance, PLC., 6.125%, 08/23/11	EUR	55,000		77,442
Nordic Investment Bank, 5.250%, 04/20/06	SEK	2,000,000		262,975
Qwest Capital Funding, Inc., 7.250%, 02/15/11	USD	75,000	[2]	71,813
Russell Corp., 9.250%, 05/01/10	USD	55,000		58,025
RWE Finance B.V, 6.125%, 10/26/12	EUR	55,000		79,479
Simon Property Group, L.P., 4.825%, 03/18/10	USD	180,000		183,156
SLM Corp., 6.500%, 06/15/10	NZD	85,000		58,745

Total Finance				7,197,599

Industrials - 14.7%
AGCO Corp., 6.875%, 04/15/14	EUR	120,000		152,905
America Movil, S.A. de C.V., 4.125%, 03/01/09	USD	135,000		132,194
American Standard, Inc., 7.125%, 06/01/06	EUR	75,000		94,431
American Standard, Inc., 8.250%, 06/01/09	GBP	50,000		98,137
ASIF Global, 2.380%, 02/26/09 (a)	SGD	500,000		296,700
Avenor Inc., 10.850%, 11/30/14	CAD	165,000		158,030
Bavaria S.A., 8.875%, 11/01/10 (a)	USD	60,000		66,090
Canadian Pacific Railway, Ltd., 4.900%, 06/15/10	CAD	195,000		167,024
Casino Guichard-Perrach S.A., 4.750%, 07/21/11	EUR	170,000		213,960
Corning Inc., 6.750%, 09/15/13	USD	125,000		135,069
DaimlerChrysler N.A. Holdings Corp., 4.875%, 06/15/10	USD	95,000		94,563
Del Monte Foods Co., 6.750%, 02/15/15 (a)	USD	150,000	[2]	153,000
Deutsche Telekom, 5.250%, 05/20/08	EUR	60,000		78,082
Diageo Capital Beverages, 3.875%, 01/06/09	EUR	65,000		82,090
Enterprise Products Operating L.P., 4.950%, 06/01/10	USD	90,000		90,423
EOP Operating LP, 4.650%, 10/01/10	USD	320,000	[2]	319,239
Fisher Scientific International, Inc., 6.125%, 07/01/15 (a)	USD	145,000		145,181
Hanarotelecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000		49,624
HCA, Inc., 5.250%, 11/06/08	USD	150,000		149,816
Hutchison Whampoa International, Ltd., 7.450%, 11/24/33 (a)	USD	80,000	[2]	94,127
Lubrizol Corp., The, 4.625%, 10/01/09	USD	160,000		160,020
Lucent Technologies, Inc., 6.450%, 03/15/29	USD	115,000	[2]	102,925
McDonald’s Corp., 3.628%, 10/10/10	SGD	250,000		155,190
MGM MIRAGE, 6.000%, 10/01/09	USD	180,000		180,900
News America Holdings, 8.625%, 02/07/14 [7]	AUD	350,000	[2]	286,278
Pearson PLC, 6.125%, 02/01/07	EUR	35,000		44,789
Pemex Project Funding Master Trust, 7.875%, 02/01/09	USD	325,000		355,063
Phillips-Van Heusen Corp., 7.250%, 02/15/11	USD	70,000	[2]	73,500

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

June 30, 2005

Schedule of Portfolio Investments (continued)	Global Bond

Security Description		Principal Amount		Value
Industrials (continued)
Quest Corp., 7.875%, 09/01/11	USD	75,000		$78,188
Rogers Wireless Communications, Inc., 6.375%, 03/01/14	USD	70,000		71,225
Rogers Wireless Inc., 7.625%, 12/15/11	CAD	115,000		100,935
Shaw Communications, Inc., 7.500%, 11/20/13	CAD	175,000		156,591
Sing Telecommunications, 6.000%, 11/21/11	EUR	50,000		70,327
Smithfield Foods, Inc., 7.000%, 08/01/11	USD	145,000		152,613
Stena AB, 7.000%, 12/01/16	USD	85,000		78,837
Stena AB, 7.500%, 11/01/13	USD	75,000		73,875
Telecom Italia SPA., 4.950%, 09/30/14 (a)	USD	180,000		178,226
The Premcor Refining Group, Inc., 6.750%, 02/01/11	USD	135,000		145,800
Vale Overseas Limited., 8.250%, 01/17/34	USD	50,000		55,000
Williams Co., Inc., 7.875%, 09/01/21	USD	90,000		102,375
WPP Group, PLC. 6.000%, 06/18/08	EUR	50,000		66,275
Xerox Corp., 6.875%, 08/15/11	USD	140,000	[2]	148,400
XTO Energy, Inc., 5.300%, 06/30/15	USD	100,000	[2]	101,913

Total Industrials				5,709,930

Utilities - 2.5%
Carolina Power & Light Co., 5.150%, 04/01/15	USD	140,000		144,933
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	USD	100,000		110,623
Enersis SA, Yankee, 7.400%, 12/01/16	USD	80,000		86,980
Pioneer Natural Resources Co., 6.500%, 01/15/08	USD	60,000		62,227
Scottish Power, 6.625%, 01/14/10	GBP	90,000		173,824
Tennessee Valley Authority, 5.375%, 11/13/08	USD	360,000		376,196

Total Utilities				954,783

Total Corporate Bonds (cost $14,327,537)				14,527,674

U.S. Government and Agency Obligations - 12.7%

U.S. Government and Agency Obligations - 6.1%
Federal Farm Credit Bank, 4.125%, 04/15/09	USD	185,000		186,174
Federal Farm Credit Banks Funding Corp., 3.375%, 07/15/08	USD	650,000		640,256
FNMA, 1.750%, 03/26/08	JPY	140,000,000		1,317,896
FNMA, 2.290%, 02/19/09	SGD	400,000		237,622

Total U.S. Agency				2,381,948

U.S. Treasury - 5.7%
USTB, 4.000%, 02/15/15	USD	75,000	[2]	75,267
USTN, 2.500%, 10/31/06	USD	710,000	[2]	699,905
USTN, 3.250%, 08/15/08	USD	615,000	[2]	607,336
USTN, 5.750%, 08/15/10	USD	750,000	[2]	819,697

Total U.S. Treasury				2,202,205

Other MBS - 0.9%
Permanent Financing PLC, 5.100%, 06/11/07	EUR	275,000		350,624

Total U.S. Government and Agency Obligations (cost $4,880,092)				4,934,777
		Shares
Other Investment Companies - 11.6%[1]
Bank of New York Institutional Cash Reserves Fund, 3.32%[3]		2,977,802		2,977,802
JPMorgan Prime Money Market, Institutional Class Shares, 3.04%		1,526,522		1,526,522

Total Other Investment Companies (cost $4,504,324)				4,504,324

Total Investments - 106.3% (cost $40,558,850)				41,315,970

Other Assets, less Liabilities - (6.3)%				(2,445,211)

Net Assets - 100.0%				$38,870,759

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2005, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$130,082,383	$20,621,145	$(1,892,314)	$18,728,831
Capital Appreciation	113,621,153	10,465,533	(2,092,257)	8,373,276
Small Company	31,322,854	7,465,060	(929,431)	6,535,629
International Equity	210,342,560	34,770,987	(5,225,585)	29,545,402
Emerging Markets	70,309,614	15,595,129	(1,539,191)	14,055,938
Bond	373,851,105	10,083,002	(2,556,337)	7,526,665
Global Bond	40,561,497	1,387,776	(633,303)	754,473

*	Non-income-producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2005, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$1,928,928	0.9%
Emerging Markets	3,467,047	4.6%
Bond	17,767,452	5.2%
Global Bond	2,564,843	6.6%

[1]	Yield shown for an investment company represents its June 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2005, amounting to:

Fund	Market Value	% of Net Assets
Value	$31,241,498	26.7%
Capital Appreciation	23,908,921	24.1%
Small Company	6,968,599	22.7%
International Equity	34,377,020	16.7%
Emerging Markets	9,990,188	13.2%
Bond	94,553,797	27.7%
Global Bond	3,409,253	8.8%
[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Zero coupon security.
[5]	Affiliated Company – See Note 10 in the Notes to Financial Statements.
[6]	When Issued Security.
[7]	Security is Illiquid.

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.	USTB: United States Treasury Bond
FNMA: Federal National Mortgage Association	USTN: United States Treasury Note
GNMA: Government National Mortgage Association	GMAC: General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD: Australian Dollar	GBP: British Pound	SEK: Swedish Krone	CHF: Swiss Franc
CAD: Canadian Dollar	MXN: Mexican Peso	SGD: Singapore Dollar
DKK: Danish Krone	BRL: Brazilian Real	NZD: New Zealand Dollar
EUR: euro	NOK: Norwegian Krone	JPY: Japanese Yen

Statements of Assets and Liabilities

June 30, 2005 (unaudited)

	Managers Value Fund	Managers Capital Appreciation Fund	Managers Small Company Fund
Assets:
Investments at value (including securities on loan valued at $31,241,498, $23,908,921, $6,968,599, $34,377,020, $9,990,188, $94,553,797, $3,409,253, respectively) *	$148,811,214	$121,994,429	$37,858,483
Foreign currency**	—	—	—
Receivable for investments sold	—	848,546	47,501
Receivable for Fund shares sold	159,043	301,040	41,788
Receivable for open forward foreign currency contracts	—	—	—
Dividends, interest and other receivables	124,950	60,426	11,257
Prepaid expenses	11,960	7,555	14,019

Total assets	149,107,167	123,211,996	37,973,048

Liabilities:
Payable for Fund shares repurchased	192,141	—	87,469
Payable upon return of securities loaned	31,819,569	23,343,286	7,161,929
Payable for investments purchased	—	553,548	—
Payable for open forward foreign currency contracts	—	—	—
Accrued expenses:
Investment advisory and management fees	71,817	65,738	22,170
Administrative fees	23,939	20,543	6,158
Other	112,665	137,995	24,472

Total liabilities	32,220,131	24,121,110	7,302,198

Net Assets	$116,887,036	$99,090,886	$30,670,850

Shares outstanding	3,841,967	3,821,891	2,996,240

Net asset value, offering and redemption price per share	$30.42	$25.93	$10.24

Net Assets Represent:
Paid-in capital	$89,962,543	$248,549,117	$31,610,059
Undistributed net investment income (loss)	528,254	(103,157)	(131,725)
Accumulated net realized gain (loss) from investments, futures and foreign currency transactions	6,849,666	(157,981,561)	(7,417,155)
Net unrealized appreciation of investments, futures and foreign currency contracts and translations	19,546,573	8,626,487	6,609,671

Net Assets	$116,887,036	$99,090,886	$30,670,850

* Investments at cost	$129,264,641	$113,367,942	$31,248,811
** Foreign currency at cost

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2005 (unaudited)

	Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Bond Fund	Managers Global Bond Fund
Assets:
Investments at value (including securities on loan valued at $31,241,498, $23,908,921, $6,968,599, $34,377,020, $9,990,188, $94,553,797, $3,409,253, respectively) *	$239,887,962	$84,365,552	$381,377,770	$41,315,970
Foreign currency**	1,479,918	1,888,806	4,763	5,280
Receivable for investments sold	1,667,701	2,084,770	—	456,431
Receivable for Fund shares sold	199,939	206,046	587,921	179,738
Receivable for open forward foreign currency contracts	362,354	—	—	2,517,822
Dividends, interest and other receivables	558,546	272,575	3,994,601	497,894
Prepaid expenses	15,456	13,015	24,038	10,222

Total assets	244,171,876	88,830,764	385,989,093	44,983,357

Liabilities:
Payable for Fund shares repurchased	273,441	86,323	439,121	14,328
Payable upon return of securities loaned	35,990,692	10,280,769	43,688,765	2,977,802
Payable for investments purchased	745,805	2,376,322	—	567,931
Payable for open forward foreign currency contracts	360,499	—	—	2,475,288
Accrued expenses:
Investment advisory and management fees	153,666	70,290	163,754	21,196
Administrative fees	42,685	15,280	68,580	6,292
Other	406,838	90,169	96,470	49,761

Total liabilities	37,973,626	12,919,153	44,456,690	6,112,598

Net Assets	$206,198,250	$75,911,611	$341,532,403	$38,870,759

Shares outstanding	4,510,380	4,415,096	13,956,895	1,795,032

Net asset value, offering and redemption price per share	$45.72	$17.19	$24.47	$21.65

Net Assets Represent:
Paid-in capital	$289,819,848	$56,851,167	$331,101,008	$36,560,288
Undistributed net investment income (loss)	1,756,909	465,632	(409,333)	773,230
Accumulated net realized gain (loss) from investments, futures and foreign currency transactions	(116,114,517)	4,296,006	3,035,395	750,506
Net unrealized appreciation of investments, futures and foreign currency contracts and translations	30,736,010	14,298,806	7,805,333	786,735

Net Assets	$206,198,250	$75,911,611	$341,532,403	$38,870,759

* Investments at cost	$209,175,119	$70,037,811	$373,574,577	$40,558,850
** Foreign currency at cost	1,480,920	1,920,197	4,810	5,351

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2005 (unaudited)

	Managers Value Fund	Managers Capital Appreciation Fund
Investment Income:
Dividend income	$1,075,508	$514,204
Interest income	88,925	—
Foreign withholding tax	(11,981)	(9,232)
Securities lending fees	11,892	9,804

Total investment income	1,164,344	514,776

Expenses:
Investment management fees	456,733	390,886
Administrative fees	152,244	122,152
Transfer agent	23,759	36,818
Professional fees	22,566	19,483
Custodian	20,615	20,692
Registration fees	9,256	6,389
Trustees fees and expenses	3,088	1,759
Miscellaneous	12,075	11,021

Total expenses before offsets	700,336	609,200

Expense (reimbursement)/recoupment	27,401	22,668
Expense reductions	(7,330)	(13,935)

Net expenses	720,407	617,933

Net investment income (loss)	443,937	(103,157)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	7,626,777	3,850,356
Net realized loss on futures contracts	—	—
Net realized gain (loss) on foreign currency contracts and transactions	—	—
Net unrealized depreciation of investments	(4,495,698)	(6,039,451)
Net unrealized appreciation of futures contracts	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts and translations	—	—

Net realized and unrealized gain (loss)	3,131,079	(2,189,095)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,575,016	$(2,292,252)

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2005 (unaudited)

	Managers Small Company Fund	Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Bond Fund	Managers Global Bond Fund
Investment Income:
Dividend income	$ 60,957	$3,562,030	$1,087,549	$70,963	$—
Interest income	—	52,956	—	6,186,046	650,377
Foreign withholding tax	(199)	(362,571)	(111,910)	—	—
Securities lending fees	6,117	102,192	16,623	42,744	4,972

Total investment income	66,875	3,354,607	992,262	6,299,753	655,349

Expenses:
Investment management fees	123,269	972,995	393,909	919,488	129,616
Administrative fees	34,241	270,276	85,632	367,795	37,033
Transfer agent	6,797	81,274	21,651	101,191	19,145
Professional fees	12,161	23,449	18,376	29,546	25,826
Custodian	11,829	102,196	37,058	32,240	15,220
Registration fees	4,390	8,860	7,053	12,743	5,676
Trustees fees and expenses	970	5,137	1,948	8,165	859
Miscellaneous	1,743	50,437	39,033	27,312	2,637

Total expenses before offsets	195,400	1,514,624	604,660	1,498,480	236,012

Expense (reimbursement)/recoupment	3,200	141,842	23,774	(41,959)	(15,638)
Expense reductions	—	(36,283)	—	(46)	—

Net expenses	198,600	1,620,183	628,434	1,456,475	220,374

Net investment income (loss)	(131,725)	1,734,424	363,828	4,843,278	434,975

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	601,833	12,420,339	3,719,878	2,877,588	366,077
Net realized loss on futures contracts	—	(47,141)	—	—	—
Net realized gain (loss) on foreign currency contracts and transactions	—	50,643	(35,127)	(133,951)	138,540
Net unrealized depreciation of investments	(683,221)	(20,690,032)	(1,229,543)	(3,424,009)	(2,196,941)
Net unrealized appreciation of futures contracts	—	1,108	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts and translations	—	(60,345)	(36,253)	(6,523)	34,059

Net realized and unrealized gain (loss)	(81,388)	(8,325,428)	2,418,955	(686,895)	(1,658,265)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(213,113)	$(6,591,004)	$2,782,783	$4,156,383	$(1,223,290)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2005, (unaudited) and for the year ended December 31, 2004

	Managers Value Fund		Managers Capital Appreciation Fund
	2005	2004	2005	2004
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$443,937	$676,312	$(103,157)	$(267,972)
Net realized gain on investments, futures and foreign currency transactions	7,626,777	5,860,848	3,850,356	5,023,588
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(4,495,698)	7,766,982	(6,039,451)	145,527

Net increase (decrease) in net assets resulting from operations	3,575,016	14,304,142	(2,292,252)	4,901,143

Distributions to Shareholders:
From net investment income	—	(600,552)	—	—
From net realized gain on investments	—	—	—	—

Total distributions to shareholders	—	(600,552)	—	—

From Capital Share Transactions:
Proceeds from sale of shares	25,927,344	44,358,223	18,930,120	24,179,731
Reinvestment of dividends and distributions	—	583,933	—	—
Cost of shares repurchased	(32,162,530)	(39,818,512)	(15,894,352)	(41,636,068)

Net increase (decrease) from capital share transactions	(6,235,186)	5,123,644	3,035,768	(17,456,337)

Total increase (decrease) in net assets	(2,660,170)	18,827,234	743,516	(12,555,194)

Net Assets:
Beginning of period	119,547,206	100,719,972	98,347,370	110,902,564

End of period	$116,887,036	$119,547,206	$99,090,886	$98,347,370

End of period undistributed net investment income (loss)	$528,254	$84,317	$(103,157)	$—

Share Transactions:
Sale of shares	908,999	1,627,365	766,327	956,706
Reinvested shares	—	19,674	—	—
Shares repurchased	(1,088,656)	(1,463,608)	(617,595)	(1,638,915)

Net increase (decrease) in shares	(179,657)	183,431	148,732	(682,209)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2005, (unaudited) and for the year ended December 31, 2004

	Managers Small Company Fund		Managers International Equity Fund		Managers Emerging Markets Equity Fund
	2005	2004	2005	2004	2005	2004
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(131,725)	$(226,293)	$1,734,424	$1,374,228	$363,828	$307,009
Net realized gain on investments, futures and foreign currency transactions	601,833	1,060,845	12,423,841	33,967,766	3,684,751	5,418,097
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(683,221)	2,135,788	(20,749,269)	(2,335,520)	(1,265,796)	6,510,946

Net increase (decrease) in net assets resulting from operations	(213,113)	2,970,340	(6,591,004)	33,006,474	2,782,783	12,236,052

Distributions to Shareholders:
From net investment income	—	—	—	(1,540,373)	—	(225,163)
From net realized gain on investments	—	—	—	—	—	(1,936,391)

Total distributions to shareholders	—	—	—	(1,540,373)	—	(2,161,554)

From Capital Share Transactions:
Proceeds from sale of shares	6,548,026	10,890,027	19,072,415	45,879,177	21,956,331	41,188,851
Reinvestment of dividends and distributions	—	—		1,244,967	—	2,118,388
Cost of shares repurchased	(3,292,863)	(4,981,576)	(40,343,729)	(111,140,448)	(12,394,168)	(26,542,734)

Net increase (decrease) from capital share transactions	3,255,163	5,908,451	(21,271,314)	(64,016,304)	9,562,163	16,764,505

Total increase (decrease) in net assets	3,042,050	8,878,791	(27,862,318)	(32,550,203)	12,344,946	26,839,003

Net Assets:
Beginning of period	27,628,800	18,750,009	234,060,568	266,610,771	63,566,665	36,727,662

End of period	$30,670,850	$27,628,800	$206,198,250	$234,060,568	$75,911,611	$63,566,665

End of period undistributed net investment income (loss)	$(131,725)	$—	$1,756,909	$22,485	$465,632	$101,804

Share Transactions:
Sale of shares	661,309	1,155,515	414,113	1,093,874	1,306,624	2,854,814
Reinvested shares	—	—	—	26,483	—	130,443
Shares repurchased	(330,817)	(530,122)	(878,371)	(2,628,151)	(744,167)	(1,902,280)

Net increase (decrease) in shares	330,492	625,393	(464,258)	(1,507,794)	562,457	1,082,977

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2005, (unaudited) and for the year ended December 31, 2004

	Managers Bond Fund		Managers Global Bond Fund
	2005	2004	2005	2004
Increase (Decrease) in Net Assets From Operations:
Net investment income	$4,843,278	$7,869,572	$434,975	$889,798
Net realized gain on investments, futures and foreign currency transactions	2,743,637	2,905,771	504,617	2,509,405
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(3,430,532)	116,939	(2,162,882)	(394,129)

Net increase (decrease) in net assets resulting from operations	4,156,383	10,892,282	(1,223,290)	3,005,074

Distributions to Shareholders:
From net investment income	(5,288,411)	(9,201,004)	—	(2,005,510)
From net realized gain on investments	—	(1,786,138)	—	(917,446)

Total distributions to shareholders	(5,288,411)	(10,987,142)	—	(2,922,956)

From Capital Share Transactions:
Proceeds from sale of shares	130,186,053	148,437,567	8,493,919	17,122,093
Reinvestment of dividends and distributions	4,906,703	10,270,433	—	2,901,332
Cost of shares repurchased	(51,638,350)	(79,044,208)	(4,853,507)	(15,959,002)

Net increase from capital share transactions	83,454,406	79,663,792	3,640,412	4,064,423

Total increase in net assets	82,322,378	79,568,932	2,417,122	4,146,541

Net Assets:
Beginning of period	259,210,025	179,641,093	36,453,637	32,307,096

End of period	$341,532,403	$259,210,025	$38,870,759	$36,453,637

End of period undistributed net investment income (loss)	$(409,333)	$35,800	$773,230	$338,255

Share Transactions:
Sale of shares	5,325,134	6,055,078	387,356	759,922
Reinvested shares	201,177	421,611	—	129,755
Shares repurchased	(2,112,927)	(3,242,568)	(221,069)	(716,810)

Net increase in shares	3,413,384	3,234,121	166,287	172,867

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2005, (unaudited) and each year ended December 31,

	Managers Value Fund
	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$29.73	$26.24	$20.69	$27.45	$27.73	$27.50

Income from Investment Operations:
Net investment income	0.12	0.17	0.11	0.15	0.09	0.17
Net realized and unrealized gain (loss) on investments	0.57	3.47	5.56	(6.65)	0.70	2.45

Total from investment operations	0.69	3.64	5.67	(6.50)	0.79	2.62

Less Distributions to Shareholders from:
Net investment income	—	(0.15)	(0.12)	(0.16)	(0.08)	(0.17)
Net realized gain on investments	—	—	—	(0.10)	(0.99)	(2.22)

Total distributions to shareholders	—	(0.15)	(0.12)	(0.26)	(1.07)	(2.39)

Net Asset Value, End of Period	$30.42	$29.73	$26.24	$20.69	$27.45	$27.73

Total Return[1]	2.32%[2]	13.87%	27.39%	(23.79)%	2.92%	9.80%

Ratio of net expenses to average net assets [1]	1.18%[3]	1.22%	1.27%	1.28%	1.25%	1.30%
Ratio of total expenses to average net assets [1]	1.15%[3,5]	1.38%[5]	1.42%[5]	1.35%	1.35%	1.38%
Ratio of net investment income to average net assets	0.73%[3]	0.62%	0.59%	0.60%	0.43%	0.61%
Portfolio turnover	26%[2]	39%	40%	53%	147%	153%
Net assets at end of period (000’s omitted)	$116,887	$119,547	$100,720	$48,001	$63,628	$57,300

	Managers Capital Appreciation Fund
	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$26.77	$25.46	$20.36	$29.29	$42.79	$61.12

Income from Investment Operations:
Net investment loss	(0.03)	(0.07)	(0.16)	(0.28)	(0.25)	(0.42)
Net realized and unrealized gain (loss) on investments	(0.81)	1.38	5.26	(8.65)	(13.25)	(13.25)

Total from investment operations	(0.84)	1.31	5.10	(8.93)	(13.50)	(13.67)

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	(4.66)

Net Asset Value, End of Period	$25.93	$26.77	$25.46	$20.36	$29.29	$42.79

Total Return [1]	(3.14)%[2]	5.14%	25.05%	(30.49)%	(31.55)%	(22.20)%

Ratio of net expenses to average net assets [1]	1.26%[3]	1.34%	1.33%	1.39%	1.34%	1.23%
Ratio of total expenses to average net assets [1]	1.25%[3,5]	1.47%[5]	1.52%[5]	1.43%	1.40%	1.26%
Ratio of net investment loss to average net assets	(0.21)%[3]	(0.26)%	(0.67)%	(1.07)%	(0.75)%	(0.82)%
Portfolio turnover	53%[2]	79%	109%	141%	265%	306%
Net assets at end of period (000’s omitted)	$99,091	$98,347	$110,903	$107,545	$186,876	$286,515

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2005, (unaudited) and each year ended December 31,

	Managers Small Company Fund
	June 30, 2005	2004	2003	2002	2001	2000*
Net Asset Value, Beginning of Period	$10.36	$9.19	$6.40	$8.16	$9.29	$10.00

Income from Investment Operations:
Net investment loss	(0.04)	(0.08)	(0.09)	(0.13)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.08)	1.25	2.88	(1.63)	(1.06)	(0.70)

Total from investment operations	(0.12)	1.17	2.79	(1.76)	(1.13)	(0.71)

Net Asset Value, End of Period	$10.24	$10.36	$9.19	$6.40	$8.16	$9.29

Total Return [1]	(1.16)%[2]	12.73%	43.59%	(21.57)%	(12.16)%	(7.10)%[2]

Ratio of net expenses to average net assets [1]	1.45%[3]	1.45%	1.45%	1.40%	1.30%	1.30%[3]
Ratio of total expenses to average net assets [1]	1.43%[3,5]	1.43%[5]	1.50%	1.70%	1.71%	1.72%[3]
Ratio of net investment loss to average net assets	(0.96)%[3]	(1.05)%	(1.20)%	(1.17)%	(0.92)%	(0.45)%[3]
Portfolio turnover	10%[2]	18%	48%	134%	95%	55%[2]
Net assets at end of period (000’s omitted)	$30,671	$27,629	$18,750	$12,610	$26,764	$25,705

* Commencement of operations was June 19, 2000.

	Managers International Equity Fund
	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$47.05	$41.13	$31.22	$37.61	$49.38	$58.71

Income from Investment Operations:
Net investment income	0.39	0.27	0.34	0.19	0.20 [4]	0.27
Net realized and unrealized gain (loss) on investments	(1.72)	5.96	10.04	(6.48)	(11.72)[4]	(5.38)

Total from investment operations	(1.33)	6.23	10.38	(6.29)	(11.52)	(5.11)

Less Distributions to Shareholders from:
Net investment income	—	(0.31)	(0.47)	(0.10)	(0.25)	(0.24)
Net realized gain on investments	—	—	—	—	—	(3.98)

Total distributions to shareholders	—	(0.31)	(0.47)	(0.10)	(0.25)	(4.22)

Net Asset Value, End of Period	$45.72	$47.05	$41.13	$31.22	$37.61	$49.38

Total Return [1]	(2.85)%[2]	15.17%	33.21%	(16.71)%	(23.35)%	(8.46)%

Ratio of net expenses to average net assets [1]	1.50%[3]	1.62%	1.72%	1.54%	1.45%	1.41%
Ratio of total expenses to average net assets [1]	1.40%[3,5]	1.70%[5]	1.73%	1.56%	1.46%	1.42%
Ratio of net investment income to average net assets	1.60%[3]	0.57%	0.70%	0.54%	0.46%[4]	0.42%
Portfolio turnover	44%[2]	93%	80%	132%	108%	99%
Net assets at end of period (000’s omitted)	$206,198	$234,061	$266,611	$362,561	$560,602	$656,630

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2005, (unaudited) and each year ended December 31,

	Managers Emerging Markets Equity Fund
	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$16.50	$13.26	$8.80	$9.56	$9.63	$14.67

Income from Investment Operations:
Net investment income (loss)	0.08	0.08	0.01	0.03	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	0.61	3.74	4.50	(0.79)	(0.04)	(3.90)

Total from investment operations	0.69	3.82	4.51	(0.76)	(0.05)	(3.94)

Less Distributions to Shareholders from:
Net investment income	—	(0.06)	(0.05)	—	—	—
Net realized gain on investments	—	(0.52)	—	—	(0.02)	(1.10)

Total distributions to shareholders	—	(0.58)	(0.05)	—	(0.02)	(1.10)

Net Asset Value, End of Period	$17.19	$16.50	$13.26	$8.80	$9.56	$9.63

Total Return [1]	4.18%[2]	28.85%	51.20%	(7.95)%	(0.57)%	(26.69)%

Ratio of net expenses to average net assets [1]	1.83%[3]	1.85%	1.99%	1.97%	1.94%	1.98%
Ratio of total expenses to average net assets [1]	1.77%[3,5]	1.87%[5]	1.97%[5]	2.18%	2.36%	2.48%
Ratio of net investment income (loss) to average net assets	1.06%[3]	0.67%	0.08%	0.32%	(0.09)%	(0.34)%
Portfolio turnover	19%[2]	58%	79%	68%	69%	40%
Net assets at end of period (000’s omitted)	$75,912	$63,567	$36,728	$22,211	$15,202	$12,390

	Managers Bond Fund
	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$24.58	$24.58	$23.44	$22.32	$21.75	$21.45

Income from Investment Operations:
Net investment income	0.05	0.80	1.08	1.24	1.44	1.49
Net realized and unrealized gain (loss) on investments	(0.08)	0.30	1.40	1.12	0.60	0.48

Total from investment operations	(0.03)	1.10	2.48	2.36	2.04	1.97

Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.93)	(1.11)	(1.24)	(1.45)	(1.50)
Net realized gain on investments	—	(0.17)	(0.23)	—	(0.02)	(0.17)

Total distributions to shareholders	(0.08)	(1.10)	(1.34)	(1.24)	(1.47)	(1.67)

Net Asset Value, End of Period	$24.47	$24.58	$24.58	$23.44	$22.32	$21.75

Total Return [1]	1.28%[2]	5.14%	10.77%	10.98%	9.64%	9.44%

Ratio of net expenses to average net assets [1]	0.99%[3]	0.99%	0.99%	1.00%	1.18%	1.19%
Ratio of total expenses to average net assets [1]	1.02%[3,5]	1.06%[5]	1.09%[5]	1.17%	1.18%	1.20%
Ratio of net investment income to average net assets	3.29%[3]	3.65%	4.50%	5.55%	6.45%	6.91%
Portfolio turnover	8%[2]	16%	73%	24%	16%	10%
Net assets at end of period (000’s omitted)	$341,532	$259,210	$179,641	$128,341	$66,817	$51,383

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2005, (unaudited) and each year ended December 31,

	Managers Global Bond Fund
	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$22.38	$22.19	$20.58	$17.97	$18.98	$19.44

Income from Investment Operations:
Net investment income	0.22	0.65	0.80	0.81	0.57 [4]	0.72
Net realized and unrealized gain (loss) on investments	(0.95)	1.49	3.43	2.57	(1.33)[4]	(1.06)

Total from investment operations	(0.73)	2.14	4.23	3.38	(0.76)	(0.34)

Less Distributions to Shareholders from:
Net investment income	—	(1.34)	(2.09)	(0.55)	—	(0.12)
Net realized gain on investments	—	(0.61)	(0.53)	(0.22)	(0.25)	—

Total distributions to shareholders	—	(1.95)	(2.62)	(0.77)	(0.25)	(0.12)

Net Asset Value, End of Period	$21.65	$22.38	$22.19	$20.58	$17.97	$18.98

Total Return [1]	(3.26)%[2]	9.62%	20.69%	18.85%	(4.10)%	(1.62)%

Ratio of net expenses to average net assets [1]	1.19%[3]	1.29%	1.68%	1.55%	1.45%	1.47%
Ratio of total expenses to average net assets [1]	1.28%[3,5]	1.49%[5]	1.68%	1.56%	1.46%	1.50%
Ratio of net investment income to average net assets	2.35%[3]	2.73%	3.48%	4.01%	2.87%[4]	4.07%
Portfolio turnover	32%[2]	130%	152%	220%	244%	176%
Net assets at end of period (000’s omitted)	$38,871	$36,454	$32,307	$19,746	$19,879	$22,723

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.

[1]	See Note l(c) of “Notes to Financial Statements.”
[2]	Not Annualized.
[3]	Annualized.
[4]	Effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the year ended December 31, 2001 on International Equity, Intermediate Bond and Global Bond was to decrease net investment income and increase net realized and unrealized gain (loss) per share by $0.01, $0.04 and $0.04, respectively. The effect of this change on the remaining Funds was not significant. Without this change the ratio of net investment income to average net assets for the year ended December 31, 2001 for International Equity and Global Bond would have been 0.46% and 3.08%, respectively. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.
[5]	Excludes the impact of expense (reimbursement)/recoupment and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c to the Notes to Financial Statements.)

Notes to Financial Statements (unaudited)

June 30, 2005

(1) Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report are the Managers Value Fund (“Value”), Managers Capital Appreciation Fund (“Capital Appreciation”), Managers Small Company Fund (“Small Company”), Managers International Equity Fund (“International Equity”), Managers Emerging Markets Equity Fund (“Emerging Markets Equity”), Managers Bond Fund (“Bond”) and Managers Global Bond Fund (“Global Bond”), collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b) Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. The Funds had certain portfolio trades directed to a broker under a brokerage recapture program. For the six months ended June 30, 2005, under these arrangements the total amount by which the cost of the Funds’ securities were reduced or proceeds on sales increased were as follows: Value - $11,431; Capital Appreciation - $52,088; and International Equity - $23,134.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended June 30, 2005, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Value -$7,330 or 0.01%; Capital Appreciation – $13,837 or 0.03%; and International Equity - $36,214 or 0.03%.

Notes to Financial Statements (continued)

In addition, each of the Funds has a “balance credit” arrangement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2005, the custodian expense was reduced as follows: Capital Appreciation – $98; International Equity - $69; and Bond - $46.

Effective May 1, 2004, Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Funds, has contractually agreed, through at least May 1, 2006, to waive fees and pay or reimburse expenses of Small Company, Bond and Global Bond to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.45%, 0.99% and 1.19%, respectively, of each Fund’s average daily net assets. The Investment Manager has also contractually agreed to waive fees on Value, Capital Appreciation, International Equity and Emerging Markets Equity to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.19%, 1.29%, 1.55% and 1.79%, respectively, of each Fund’s average daily net assets, provided that the amount of fees waived, paid or reimbursed does not exceed 0.25% per annum of each Fund’s average daily net assets.

Each Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. For the six months ended June 30, 2005, the following Funds made such repayments to the Investment Manager in the following amounts: Value - $27,401; Capital Appreciation - $22,668; Small Company - $3,200; International Equity - $141,842; and Emerging Markets Equity - $23,774. At June 30, 2005, the cumulative amount of reimbursement by the Manager subject to repayment for Value, Capital Appreciation, Small Company, Bond and Global Bond equaled $122,782, $91,196, $29,174, $493,453 and $83,737, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset.

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for Global Bond and the Equity Funds. Dividends resulting from net investment income, if any, normally will be declared and paid monthly for Bond. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

(f) Capital Loss Carryovers

As of June 30, 2005, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
Capital Appreciation	$117,690,624 30,988,593 12,899,489	2009 2010 2011

Small Company	6,244,667 1,700,278	2009 2010

International Equity	19,754,298 92,266,533 16,171,901	2009 2010 2011

Notes to Financial Statements (continued)

(g) Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2005, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Value – one owns 19%; Capital Appreciation - one owns 15%; International Equity - three own 37%; Emerging Markets Equity – two own 51%; Bond - two own 35%.

(h) Repurchase Agreements

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to Subadvisory Agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2005, were as follows:

Fund	Investment Management Fee
Value	0.75%
Capital Appreciation	0.80%
Small Company	0.90%
International Equity	0.90%
Emerging Markets Equity	1.15%
Bond	0.625%
Global Bond	0.70%

The Trust has entered into an Administration and Shareholder Servicing Agreement (“Administration Agreement”) under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Under the terms of the Administration Agreement, each of the Funds, except Global Bond, pay a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets. Global Bond pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets.

The aggregate annual retainer paid to each Independent Trustee for all Trusts in the fund is $52,000, plus $2,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trust receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

Notes to Financial Statements (continued)

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2005, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Value	$31,284,142	$36,998,498	N/A	N/A
Capital Appreciation	51,051,969	51,787,755	N/A	N/A
Small Company	3,147,853	2,619,657	N/A	N/A
International Equity	94,072,690	114,536,642	N/A	N/A
Emerging Markets Equity	21,064,866	12,893,901	N/A	N/A
Bond	23,111,773	20,194,732	$52,141,873	$2,656,303
Global Bond	13,431,700	7,768,358	2,035,891	3,635,135

(4) Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

(6) Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

(7) Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

(8) Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Notes to Financial Statements (continued)

The Funds, except Value, Capital Appreciation, and Small Company, may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts (in U.S. Dollars) at June 30, 2005 were as follows:

Foreign Currency		Settlement Date	Current Value (Receivable Amount)	Contract Value (Payable Amount)	Unrealized Gain/Loss
International Equity
Canadian Dollar	Short	07/05/05	$(109,836)	$(109,893)	$(57)
Swiss Franc	Long	07/01/05	148,152	148,025	(127)
euro-dollar Contracts	Short	07/05/05	(198,293)	(198,437)	(144)
euro-dollar Contracts	Long	07/01/05	24,759	24,841	82
Pound Sterling	Short	07/05/05	(227,136)	(225,035)	2,101

Total			$(362,354)	$(360,499)	$1,855

Global Bond
euro-dollar Contracts	Short	07/05/05	$(1,644,373)	$(1,616,217)	$28,156
euro-dollar Contracts	Short	09/08/05	(458,555)	(459,488)	(933)
euro-dollar Contracts	Long	07/06/05	59,126	59,212	86
euro-dollar Contracts	Long	09/08/05	454,260	455,225	965
Australian Dollar	Short	08/31/05	(1,067,492)	(1,061,155)	6,337
Japanese Yen	Long	07/06/05	190,778	191,093	315
New Zealand Dollar	Short	08/12/05	(170,258)	(162,802)	7,456
Swedish Krona	Long	07/06/05	118,692	118,844	152

Total			$(2,517,822)	$(2,475,288)	$42,534

(9) Futures Contracts Held or Issued for Purposes other than Trading

International Equity uses Equity Index futures contracts to a limited extent, with the objective of maintaining exposure to equity stock markets while maintaining liquidity. The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. The Fund had the following open futures contracts as of June 30, 2005: Long - 3-month Eurodollar, 15 contracts, expiring September 2005 with an unrealized gain of $9,604.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 3, 2005, the Board of Trustees, including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with Managers Investment Group LLC (the “Investment Manager”) for each of the Funds identified below and the Subadvisory Agreement for each of the Subadvisors except Lazard, which Subadvisory Agreement had been previously approved by the Board of Trustees in March 2005. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. The Trustees also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (b) the Investment Manager’s ability to supervise each of the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations, personnel, and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund or the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus. With respect to those Funds managed with multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement and, with respect to those Funds for which the Investment Manager has undertaken to implement expense limitations, the Subadvisor’s willingness to participate in such undertaking by waiving all or a portion of the Subadvisor’s fees.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s long-term performance record with respect to the Fund. The Board was mindful of the Investment Manager’s focus on each Subadvisor’s performance with respect to the Fund and the explanations of management regarding the factors that contributed to the short-term performance of the Fund.

Advisory Fees and Profitability. In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the reasonable cost of

Annual Renewal of Investment Advisory Agreements (continued)

providing portfolio management services as well as the reasonable cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists mostly of funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also considered the fact that the total expense ratio of most Funds is below the average of their Peer Groups.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all Funds as a group, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for certain of the Funds from time to time as a means of limiting the total expenses of the smaller Funds. In this regard, the Trustees noted that, unlike the typical mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure and, as a Fund grows in size, it is common practice for the Investment Manager to recommend the selection of an additional Subadvisor to manage a portion of the Fund’s portfolio. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees further noted that, because of this practice, the Investment Manager’s oversight and supervisory responsibilities with respect to the Funds can be expected to increase with the size of the Funds. Based on the foregoing, the Trustees concluded that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability. In considering the reasonableness of the fee payable by the Investment Manager to each Sub-advisor (other than Essex, which is an affiliate of the Investment Manager), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by the Subadvisor, the Trustees concluded that any economies of scale being realized by the Subadvisor was not a material factor in the Trustees’ deliberations at this time.

In considering the reasonableness of the fee payable by the Investment Manager to Essex, which is a Subadvisor of Managers Capital Appreciation Fund, the Trustees noted that Essex is an affiliate of the Investment Manager. The Trustees also noted that the fee payable by the Investment Manager to Essex under its Subadvisory Agreement is identical to the fee payable to the Fund’s other Subadvisor, which is not an affiliate of the Investment Manager. The Trustees also noted that the subadvisory fee is paid by the Investment Manager out of the advisory fee. Accordingly, the cost of services to be provided by Essex and the profitability to Essex of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by the Subadvisor, the Trustees concluded that any economies of scale being realized by Essex was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund.

Managers Capital Appreciation Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2005 was below, below, below and above, respectively, the median performance of the Peer Group and that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2005 was below the performance for all periods of the Fund Benchmark, which is the S&P 500 Index. The Trustees took into account management’s discussion of the reasons for the Fund’s performance, including that the market environment in recent years has been particularly difficult in light of the Fund’s focus on smaller capitalization growth companies. In addition, the Trustees noted that the Fund’s longer-term performance has been satisfactory and that (a) the Investment Manager had taken action in 2003 to improve the performance of the Fund by changing one of the Fund’s Subadvisors and (b) one of the Fund’s Subadvisors had undertaken organizational and personnel changes in 2005 designed to improve performance. The Trustees concluded that appropriate action is being taken to address the Fund’s performance.

Annual Renewal of Investment Advisory Agreements (continued)

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were higher than the average and lower than the average, respectively, for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 1.29%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

Managers Value Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2005 was above, below, above and above, respectively, the median performance of the Peer Group and the performance of the Fund Benchmark, which is the S&P 500 Index. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were higher than the average and lower than the average, respectively, for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 1.19%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

Managers Bond Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2005 was above the median performance of the Peer Group and the performance of the Fund Benchmark, which is the Lehman Brothers Government/Credit Index, for all periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were both higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 0.99%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Managers Emerging Markets Equity Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2005 and for the period from inception of the Fund in February 1998 through March 31, 2005 was above the median performance of the Peer Group for such periods. The Trustees also noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2005 and for the period from inception of the Fund through March 31, 2005 was below, below, above and above, respectively, the Fund Benchmark, which is the MSCI EMF Index. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were both higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 1.79%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Annual Renewal of Investment Advisory Agreements (continued)

Managers Small Company Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year and 3-year periods ended March 31, 2005 and for the period from inception of the Fund in June 2000 through March 31, 2005 was below the median performance of the Peer Group and the performance of the Fund Benchmark, which is the Russell 2000 Index. The Trustees concluded that, in light of the market environment during the relevant time periods and the Investment Strategy pursued by the Fund’s Subadvisor, which focus on small capitalization growth companies, the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were higher than the average and lower than the average, respectively, for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 1.45%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Managers Global Bond Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2005 was below, above, above and below, respectively, the median performance of the Peer Group and the performance of the Fund Benchmark, which is the Lehman Brothers Global Aggregate Index. The Trustee’s further noted management’s discussion of the Fund’s performance. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were both higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 1.19%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Managers International Equity Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2005 was below, below, above and below, respectively, the median performance of the Peer Group and that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2005 was below, below, below and above, respectively, the performance of the Fund Benchmark, which is the MSCI EAFE Index. The Trustees noted the favorable long-term performance of the Fund. In addition, the Trustees noted that the Investment Manager had taken action to hire new Subadvisors for the Fund in 2002 and 2004 to improve the performance of the Fund. The Trustees concluded that appropriate action is being taken to address the Fund’s performance.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were both higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 1.55%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and each Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives, and in the case of a Fund with multiple subadvisors, complements the Investment Strategies of the Fund’s other Subadvisors; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Annual Renewal of Investment Advisory Agreements (continued)

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the interests of each Fund and its shareholders. Accordingly, on June 3, 2005 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements for each Fund.

Managers International Equity Fund: Approval of Subadvisory Agreement with Lazard on March 4, 2005

On September 15, 2003, the Investment Manager entered into a Subadvisory Agreement with Lazard with respect to the Fund (the “Predecessor Lazard Agreement”). At the time, Lazard was a wholly-owned subsidiary of Lazard Frères & Co. LLC, which was a wholly-owned subsidiary of Lazard Group Finance LLC (“Lazard Group”). In connection with the initial public offering of securities of each of Lazard Group and Lazard Ltd., Lazard Group’s parent entity, on May 4, 2005 Lazard and its affiliates entered into a series of restructuring transactions (the “Restructuring”). To the extent that the Restructuring could be deemed to be a technical “assignment,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”, and the Investment Advisers Act of 1940, as amended, of the Predecessor Lazard Agreement, the Restructuring would cause the Predecessor Lazard Agreement, to terminate automatically pursuant to its terms, as required by Section 15(b) of the 1940 Act. For Lazard to be able to continue serving as a Subadvisor of the Fund after completion of the Restructuring, it would be necessary for the Investment Manager to enter into a new Subadvisory Agreement with Lazard (the “Lazard Agreement”). Accordingly, in March 2005 the Investment Manager requested that the Board of Trustees of the Trust approve the Lazard Agreement to replace Predecessor Lazard Agreement effective upon the completion of the Restructuring. The terms of the Lazard Agreement are substantially the same as the Predecessor Lazard Agreement.

At a meeting held on March 4, 2005, the Trustees, including a majority of the Independent Trustees, voted to approve the Lazard Agreement with respect to the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of the Lazard Agreement. In considering the Lazard Agreement, the Trustees reviewed and considered a variety of materials relating to the Fund and Lazard, including: comparative performance information for similarly managed funds and relevant benchmark indices; the nature, extent and quality of services to be provided by Lazard under the Lazard Agreement; and information regarding the Investment Strategy and portfolio management team of Lazard.

In considering the nature, extent and quality of services to be provided by Lazard under the Lazard Agreement, the Trustees reviewed information provided by Lazard relating to its operations and personnel. Among other things, in discussing the qualifications and experience of Lazard’s portfolio management team, the Trustees reviewed biographical information on the portfolio managers and other professional staff at Lazard, as well as information regarding the organizational and management structure of the firm. The Trustees also took into account the financial condition and structure of Lazard with respect to its ability to provide the services required under the Lazard Agreement.

The Trustees also evaluated (i) Lazard’s investment focus on long-term investment themes, (ii) the appropriateness of Lazard’s Investment Strategy for pursuing the Fund’s investment objective, (iii) the consistency of Lazard’s adherence to the Investment Strategy in managing accounts of its other advisory clients that had hired Lazard to employ the Investment Strategy, (iv) Lazard’s brokerage policies and practices, and (v) Lazard’s compliance programs, including those related to personal investing. The Trustees considered these factors, with a particular focus on the portfolio management team’s prior experience in managing a portion of the Fund’s investment portfolio, in determining that the Investment Strategy would be compatible with the investment objective of the Fund, as well as complementary with the investment strategies and techniques of the other Subadvisors to the Fund. In this context, the Trustees also considered certain information received in connection with, and their deliberations with respect to, their renewal of the investment management agreement with the Investment Manager and the other subadvisory agreements with respect to the Fund in May 2004, including comparative information with respect to the advisory and subadvisory fees of the Fund, as well as relevant updates to that information provided in the interim.

In considering the cost of services to be provided by Lazard under the Lazard Agreement and the profitability to Lazard of its relationship with the Fund, the Trustees relied on the ability of the Investment Manager to negotiate the Lazard Agreement and the fees thereunder at arm’s length in view of the Fund’s manager-of-managers structure and the lack of affiliation or other material business relationships between the Manager and Lazard. As a consequence, the cost of services to be provided by Lazard and the profitably to Lazard of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the amount of Fund assets to be managed by Lazard, the Trustees did not consider the potential economies of scale in Lazard’s management of the Fund to be material factors in their consideration at this time.

Annual Renewal of Investment Advisory Agreements (continued)

After consideration of the foregoing factors, the Trustees also reached the following conclusions regarding the Lazard Agreement and Lazard, among others: (a) Lazard is qualified to manage the Fund’s assets assigned to it in accordance with the Fund’s investment objective and policies; (b) Lazard maintains appropriate compliance programs; (c) Lazard’s Investment Strategy is appropriate for pursuing the Fund’s investment objective and is complementary to the strategies of the other subadvisors to the Fund; (d) Lazard is reasonably likely to execute its Investment Strategy consistently over time; and (e) the Fund’s subadvisory fees to be paid by Lazard are reasonable in relation to those of similar funds and to the services to be provided by Lazard.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Lazard Agreement would be in the interests of the Fund and its shareholders. Accordingly, on March 4, 2005 the Trustees unanimously voted to approve the Lazard Agreement.

This page was intentionally left blank.

Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109-2881

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

For ManagersChoice Only

Managers Funds

PFPC, Inc. c/o Wrap Services

P.O. Box 9847

Providence, Rhode Island 02940

(800) 358-7668

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. For a complete list of the Funds’ portfolio holdings, view the most recent monthly holdings report, semi-annual report, or annual report at www.managersinvest.com.

SAR002-0506

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ PETER M. LEBOVITZ
Peter M. Lebovitz, President

Date:	September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER M. LEBOVITZ
Peter M. Lebovitz, President

Date:	September 6, 2005

By:	/s/ BRUCE M. ARONOW
Bruce M. Aronow, Chief Financial Officer

Date:	September 6, 2005